UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2020

Emerging Markets Debt Fund
Investor Class (AEDVX)
I Class (AEHDX)
Y Class (AEYDX)
A Class (AEDQX)
C Class (AEDHX)
R Class (AEDWX)
R5 Class (AEDJX)
R6 Class (AEXDX)
G Class (AEDGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Key U.S. stock benchmarks rose to record highs in mid-February. But that optimistic tone quickly collapsed. The COVID-19 outbreak originating in China rapidly spread worldwide, triggering health care crises, stay-at-home orders, shutdowns and recession fears. Stocks, corporate bonds and other riskier assets sold off sharply, while U.S. Treasuries rallied in a global flight to quality. Central banks and federal governments stepped in quickly and aggressively to stabilize global financial systems and provide financial relief.

Despite record U.S. unemployment and a first-quarter contraction in U.S. gross domestic product, market performance reversed again in April. Supported by significant fiscal and monetary stimulus and improving virus data, nearly every asset class delivered robust one-month gains. For U.S. large-cap growth stocks, the April rally generally led to solid gains for the six-month reporting period. Other stock and risk-asset indices also rallied in April but not enough to reverse earlier losses. Meanwhile, most U.S. and global bond indices delivered gains for the six-month period.

Promoting Health and Safety Remains Our Focus

With global COVID-19 infection rates slowing, segments of the economy are starting to reopen. But the return to normal, pre-pandemic life will take time and patience. We are monitoring the situation closely, and we continue to follow social distancing, work-from-home and other mandates from all relevant authorities. Additionally, our Business Continuity Plan ensures that we maintain regular business operations and the delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather volatile markets, and we’re confident we will meet these current challenges. In the meantime, the health and safety of you, your family and our employees remain paramount.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2020
Portfolio at a Glance
Average Duration (effective)	4.7 years
Weighted Average Life to Maturity	6.8 years

Holdings by Country	% of net assets
Mexico	10.5%
Brazil	8.6%
India	6.4%
China	6.1%
Colombia	5.7%
Russia	4.1%
Saudi Arabia	3.9%
Panama	3.8%
Peru	3.7%
Indonesia	3.6%
Other Countries	30.0%
Cash and Equivalents*	13.6%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Corporate Bonds	81.8%
Sovereign Governments and Agencies	4.6%
Temporary Cash Investments	11.6%
Other Assets and Liabilities	2.0%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$927.40	$4.65	0.97%
I Class	$1,000	$927.80	$4.17	0.87%
Y Class	$1,000	$928.30	$3.69	0.77%
A Class	$1,000	$926.10	$5.84	1.22%
C Class	$1,000	$922.60	$9.42	1.97%
R Class	$1,000	$925.10	$7.04	1.47%
R5 Class	$1,000	$928.40	$3.69	0.77%
R6 Class	$1,000	$928.50	$3.45	0.72%
G Class	$1,000	$931.80	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.04	$4.87	0.97%
I Class	$1,000	$1,020.54	$4.37	0.87%
Y Class	$1,000	$1,021.03	$3.87	0.77%
A Class	$1,000	$1,018.80	$6.12	1.22%
C Class	$1,000	$1,015.07	$9.87	1.97%
R Class	$1,000	$1,017.55	$7.37	1.47%
R5 Class	$1,000	$1,021.03	$3.87	0.77%
R6 Class	$1,000	$1,021.28	$3.62	0.72%
G Class	$1,000	$1,024.81	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 81.8%
Brazil — 8.6%
Banco Bradesco SA, 2.85%, 1/27/23(1)	$774,000	$744,480
Banco BTG Pactual SA, 4.50%, 1/10/25(1)	4,000,000	3,760,000
Banco BTG Pactual SA, VRN, 7.75%, 2/15/29(1)	300,000	279,525
GTL Trade Finance, Inc., 7.25%, 4/16/44	1,200,000	1,330,320
GUSAP III LP, 4.25%, 1/21/30(1)	2,150,000	1,963,272
Itau Unibanco Holding SA, 2.90%, 1/24/23(1)	1,000,000	967,260
Itau Unibanco Holding SA, 3.25%, 1/24/25(1)	2,700,000	2,629,125
Itau Unibanco Holding SA, VRN, 4.50%, 11/21/29(1)	4,300,000	4,055,545
JBS Investments II GmbH, 5.75%, 1/15/28	1,300,000	1,273,545
Minerva Luxembourg SA, 6.50%, 9/20/26	600,000	586,260
Minerva Luxembourg SA, 5.875%, 1/19/28(1)	2,500,000	2,313,875
NBM US Holdings, Inc., 7.00%, 5/14/26	800,000	776,000
Petrobras Global Finance BV, 6.875%, 1/20/40	3,900,000	3,861,000
Petrobras Global Finance BV, 6.75%, 1/27/41	340,000	331,772
Rumo Luxembourg Sarl, 7.375%, 2/9/24	500,000	527,600
Rumo Luxembourg Sarl, 5.875%, 1/18/25(1)	2,700,000	2,662,740
		28,062,319
Chile — 2.3%
Enel Chile SA, 4.875%, 6/12/28	1,500,000	1,635,150
Engie Energia Chile SA, 3.40%, 1/28/30(1)	1,400,000	1,363,964
Kenbourne Invest SA, 6.875%, 11/26/24(1)	2,900,000	2,738,760
VTR Finance BV, 6.875%, 1/15/24	1,955,000	1,955,802
		7,693,676
China — 6.1%
Avi Funding Co. Ltd., MTN, 3.80%, 9/16/25	2,377,000	2,624,157
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	3,950,000	4,064,915
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	4,650,000	4,863,853
CITIC Ltd., MTN, 6.80%, 1/17/23	2,250,000	2,507,598
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	250,000	256,774
Country Garden Holdings Co. Ltd., 4.75%, 9/28/23	2,700,000	2,636,688
CRCC Yuxiang Ltd., 3.50%, 5/16/23	1,400,000	1,463,490
Sinopec Group Overseas Development 2017 Ltd., 2.25%, 9/13/20(1)	700,000	700,752
Vanke Real Estate Hong Kong Co. Ltd., MTN, 5.35%, 3/11/24	750,000	812,146
		19,930,373
Colombia — 5.7%
Bancolombia SA, 3.00%, 1/29/25	400,000	371,512
Ecopetrol SA, 6.875%, 4/29/30	2,500,000	2,584,425
Ecopetrol SA, 5.875%, 5/28/45	2,100,000	1,852,410
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)	2,200,000	2,085,380
Geopark Ltd., 6.50%, 9/21/24	850,000	618,545
Geopark Ltd., 5.50%, 1/17/27(1)	2,600,000	1,667,276

6

	Principal Amount	Value
Grupo de Inversiones Suramericana SA, 5.50%, 4/29/26	$2,200,000	$2,226,642
Millicom International Cellular SA, 6.00%, 3/15/25	2,700,000	2,664,900
Millicom International Cellular SA, 5.125%, 1/15/28(1)	500,000	467,300
Millicom International Cellular SA, 6.25%, 3/25/29(1)	1,500,000	1,476,975
Promigas SA ESP / Gases del Pacifico SAC, 3.75%, 10/16/29(1)	1,400,000	1,271,340
SURA Asset Management SA, 4.375%, 4/11/27	1,600,000	1,571,376
		18,858,081
Ghana — 0.5%
Kosmos Energy Ltd., 7.125%, 4/4/26(1)	2,400,000	1,511,280
Hong Kong — 1.1%
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	1,000,000	1,007,186
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)	1,600,000	1,600,912
HPHT Finance 17 Ltd., 2.75%, 9/11/22	1,000,000	1,001,499
		3,609,597
India — 6.4%
Adani Electricity Mumbai Ltd., 3.95%, 2/12/30(1)	1,400,000	1,194,976
Adani Transmission Ltd., 4.25%, 5/21/36(1)	2,200,000	1,963,511
Axis Bank Ltd., MTN, 3.00%, 8/8/22	2,800,000	2,731,661
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(1)	1,950,000	1,803,750
Delhi International Airport Ltd., 6.45%, 6/4/29(1)	2,000,000	1,760,000
Greenko Investment Co., 4.875%, 8/16/23(1)	2,400,000	2,172,930
Greenko Solar Mauritius Ltd., 5.55%, 1/29/25(1)	2,900,000	2,624,572
ICICI Bank Ltd., MTN, 4.00%, 3/18/26	2,500,000	2,400,023
Muthoot Finance Ltd., 4.40%, 9/2/23(1)	300,000	258,750
Reliance Industries Ltd., 4.125%, 1/28/25	2,400,000	2,474,469
Vedanta Resources Ltd., 6.125%, 8/9/24(1)	4,700,000	1,681,660
		21,066,302
Indonesia — 3.6%
Bayan Resources Tbk PT, 6.125%, 1/24/23(1)	2,750,000	2,191,382
Listrindo Capital BV, 4.95%, 9/14/26	5,600,000	5,416,880
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	1,750,000	1,056,507
Medco Platinum Road Pte Ltd., 6.75%, 1/30/25	1,900,000	1,187,500
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24	2,000,000	2,068,323
		11,920,592
Israel — 2.9%
Altice Financing SA, 5.00%, 1/15/28(1)	3,100,000	3,041,875
Israel Electric Corp. Ltd., 6.875%, 6/21/23(1)	1,300,000	1,462,578
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	800,000	877,848
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	1,600,000	1,478,320
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	1,500,000	1,500,000
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25(1)	1,100,000	1,145,100
		9,505,721
Kazakhstan — 1.3%
KazMunayGas National Co. JSC, 4.75%, 4/19/27	2,800,000	2,720,837
KazTransGas JSC, 4.375%, 9/26/27(1)	1,600,000	1,523,632
		4,244,469

7

	Principal Amount	Value
Kuwait — 0.7%
Equate Petrochemical BV, MTN, 4.25%, 11/3/26	$1,584,000	$1,540,693
Kuwait Projects Co. SPC Ltd., 5.00%, 3/15/23	950,000	921,663
		2,462,356
Macau — 0.8%
Sands China Ltd., 5.125%, 8/8/25	2,400,000	2,523,048
Malaysia — 0.3%
Petronas Capital Ltd., 3.50%, 4/21/30(1)	800,000	838,827
Mexico — 10.2%
Alpek SAB de CV, 4.50%, 11/20/22	1,500,000	1,492,125
Axtel SAB de CV, 6.375%, 11/14/24(1)	2,550,000	2,391,135
BBVA Bancomer SA, 6.75%, 9/30/22	1,000,000	1,041,950
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	4,900,000	4,269,370
BBVA Bancomer SA, VRN, 5.875%, 9/13/34(1)	1,900,000	1,672,665
Cemex SAB de CV, 5.70%, 1/11/25	1,250,000	1,126,125
Cemex SAB de CV, 6.125%, 5/5/25	2,100,000	1,900,920
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	1,710,000	1,545,156
Grupo KUO SAB De CV, 5.75%, 7/7/27	2,450,000	2,046,730
Grupo Televisa SAB, 5.25%, 5/24/49	1,000,000	1,029,386
Industrias Penoles SAB de CV, 5.65%, 9/12/49(1)	750,000	728,325
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	2,900,000	2,520,390
Petroleos Mexicanos, 5.50%, 1/21/21	1,600,000	1,584,000
Petroleos Mexicanos, 6.49%, 1/23/27	3,100,000	2,530,065
Petroleos Mexicanos, 6.50%, 3/13/27	3,100,000	2,529,600
Sigma Finance Netherlands BV, 4.875%, 3/27/28	1,500,000	1,525,665
Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/25(1)	4,400,000	3,365,120
		33,298,727
Morocco — 1.4%
OCP SA, 6.875%, 4/25/44	3,700,000	4,458,500
Nigeria — 1.2%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	4,300,000	3,977,500
Oman — 0.6%
Oztel Holdings SPC Ltd., 6.625%, 4/24/28	2,213,000	1,900,558
Panama — 3.8%
Banistmo SA, 3.65%, 9/19/22	2,886,000	2,812,580
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	5,679,000	5,640,951
Cable Onda SA, 4.50%, 1/30/30(1)	4,050,000	3,866,332
		12,319,863
Peru — 3.7%
Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23(1)	3,000,000	3,021,900
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/29	200,000	209,503
Fenix Power Peru SA, 4.32%, 9/20/27	923,529	881,610
Inkia Energy Ltd., 5.875%, 11/9/27	1,500,000	1,419,375
Intercorp Financial Services, Inc., 4.125%, 10/19/27(1)	3,400,000	3,230,000
Kallpa Generacion SA, 4.125%, 8/16/27	3,404,000	3,345,792
		12,108,180

8

	Principal Amount	Value
Philippines†
FPT Finance Ltd., 6.375%, 9/28/20	$100,000	$101,500
Qatar — 0.4%
Nakilat, Inc., 6.07%, 12/31/33(1)	800,000	932,160
Nakilat, Inc., 6.27%, 12/31/33	188,845	212,488
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	73,450	74,519
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	56,500	57,323
		1,276,490
Russia — 4.1%
Gazprom PJSC Via Gaz Capital SA, 5.15%, 2/11/26	2,000,000	2,156,201
Gazprom PJSC Via Gaz Capital SA, 4.95%, 3/23/27	1,600,000	1,722,857
Gazprom PJSC Via Gaz Capital SA, MTN, 7.29%, 8/16/37	1,450,000	1,992,539
Gazprom PJSC via Gaz Finance plc, 3.25%, 2/25/30(1)	3,700,000	3,490,416
GTH Finance BV, 7.25%, 4/26/23(1)	2,800,000	3,066,868
Lukoil Securities BV, 3.875%, 5/6/30(1)(2)	1,000,000	999,500
		13,428,381
Saudi Arabia — 3.9%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	700,000	639,263
SABIC Capital II BV, 4.50%, 10/10/28(1)	3,000,000	3,210,129
Saudi Arabian Oil Co., 3.50%, 4/16/29(1)	1,800,000	1,812,736
Saudi Arabian Oil Co., MTN, 4.25%, 4/16/39	2,900,000	2,999,998
Saudi Electricity Global Sukuk Co. 4, 4.72%, 9/27/28	3,900,000	4,302,947
		12,965,073
Singapore — 2.3%
BOC Aviation Ltd., 3.25%, 4/29/25(1)	1,350,000	1,359,643
Oversea-Chinese Banking Corp. Ltd., MTN, 4.25%, 6/19/24	3,000,000	3,170,345
United Overseas Bank Ltd., MTN, VRN, 2.88%, 3/8/27	3,000,000	2,989,170
		7,519,158
South Africa — 1.8%
AngloGold Ashanti Holdings plc, 6.50%, 4/15/40	1,450,000	1,538,988
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 5/15/29	2,200,000	2,331,780
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	762,000	708,225
Prosus NV, 3.68%, 1/21/30(1)	250,000	250,657
SASOL Financing USA LLC, 6.50%, 9/27/28	1,600,000	1,056,000
		5,885,650
South Korea — 1.6%
KEB Hana Bank, MTN, 4.375%, 9/30/24	2,200,000	2,319,295
Shinhan Financial Group Co. Ltd., VRN, 3.34%, 2/5/30(1)	500,000	505,561
Woori Bank, MTN, 4.75%, 4/30/24	2,250,000	2,380,511
		5,205,367
Tanzania, United Republic Of — 1.0%
HTA Group Ltd., 9.125%, 3/8/22	3,400,000	3,363,251
Thailand — 0.4%
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(1)	1,400,000	1,185,856

Turkey — 0.2%
Turk Telekomunikasyon AS, 6.875%, 2/28/25(1)	600,000	600,330

9

	Principal Amount	Value
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 3/14/26(1)	$200,000	$193,821
		794,151
Ukraine — 1.7%
Kernel Holding SA, 8.75%, 1/31/22	600,000	567,342
Kernel Holding SA, 6.50%, 10/17/24(1)	1,950,000	1,669,083
Metinvest BV, 7.75%, 10/17/29(1)	700,000	457,254
MHP Lux SA, 6.95%, 4/3/26	1,380,000	1,282,557
MHP SE, 7.75%, 5/10/24(1)	1,600,000	1,567,744
		5,543,980
United Arab Emirates — 2.5%
Abu Dhabi National Energy Co. PJSC, 4.875%, 4/23/30(1)	1,500,000	1,653,758
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23	700,000	726,310
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	2,300,000	2,224,458
DP World Crescent Ltd., MTN, 3.875%, 7/18/29	1,950,000	1,732,786
DP World plc, MTN, 3.25%, 5/18/20	1,900,000	1,902,183
		8,239,495
Zambia — 0.7%
First Quantum Minerals Ltd., 7.25%, 4/1/23	700,000	638,960
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	1,800,000	1,595,520
		2,234,480
TOTAL CORPORATE BONDS (Cost $282,820,494)		268,032,801
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.6%
Dominican Republic — 0.8%
Dominican Republic International Bond, 5.95%, 1/25/27	1,800,000	1,635,300
Dominican Republic International Bond, 6.85%, 1/27/45	1,050,000	918,750
		2,554,050
Ecuador — 0.2%
Ecuador Government International Bond, 7.95%, 6/20/24	2,300,000	727,398
El Salvador — 0.2%
El Salvador Government International Bond, 6.375%, 1/18/27	800,000	642,000
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47(1)	200,000	186,248
Mexico — 0.3%
Mexico Government International Bond, 4.50%, 4/22/29	1,000,000	1,006,250
Nigeria — 0.5%
Nigeria Government International Bond, MTN, 6.50%, 11/28/27	2,000,000	1,522,864
Oman — 0.3%
Oman Government International Bond, 6.75%, 1/17/48	1,300,000	922,194
Qatar — 0.2%
Qatar Government International Bond, 3.40%, 4/16/25(1)	700,000	745,966
Turkey — 1.6%
Turkey Government International Bond, 7.25%, 12/23/23	2,300,000	2,338,500
Turkey Government International Bond, 5.75%, 3/22/24	1,300,000	1,258,220
Turkey Government International Bond, 5.60%, 11/14/24	1,800,000	1,722,150
		5,318,870

10

	Principal Amount/Shares	Value
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond, 3.875%, 4/16/50(1)	$1,350,000	$1,444,770
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,655,188)		15,070,610
TEMPORARY CASH INVESTMENTS(3) — 11.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $11,671,723), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $11,434,862)		11,434,859
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $21,700,164), at 0.02%, dated 4/30/20, due 5/1/20 (Delivery value $21,271,012)		21,271,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,140,900	2,140,900
U.S. Treasury Bills, 1.57%, 5/7/20(4)(5)	$907,000	906,994
U.S. Treasury Bills, 1.42%, 5/28/20(4)(5)	356,000	355,985
U.S. Treasury Bills, 0.18%, 7/16/20(4)	2,000,000	1,999,609
TOTAL TEMPORARY CASH INVESTMENTS (Cost $38,108,415)		38,109,347
TOTAL INVESTMENT SECURITIES — 98.0% (Cost $338,584,097)		321,212,758
OTHER ASSETS AND LIABILITIES — 2.0%		6,548,308
TOTAL NET ASSETS — 100.0%		$327,761,066

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	187	June 2020	$37,400,000	$41,220,352	$635,087

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	84	June 2020	$8,400,000	$11,681,250	$(539,626)
U.S. Treasury 5-Year Notes	51	June 2020	$5,100,000	6,399,703	(211,660)
U.S. Treasury 10-Year Ultra Notes	13	June 2020	$1,300,000	2,041,407	(78,435)
				$20,122,360	$(829,721)

11

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A./ Brazilian Government International Bond(6)	Buy	(1.00)%	6/20/25	$20,450,000	$2,322,437	$(321,589)	$2,000,848
Bank of America N.A./ Korean Government International Bond(6)	Buy	(1.00)%	6/20/25	$6,100,000	(172,866)	(38,936)	(211,802)
Bank of America N.A./ Mexico Government International Bond(6)	Buy	(1.00)%	6/20/25	$7,300,000	587,118	(49,676)	537,442
Bank of America N.A./ Qatar Government International Bond(6)	Buy	(1.00)%	6/20/25	$7,700,000	261,136	(169,755)	91,381
Morgan Stanley/ Colombia Government International Bond	Buy	(1.00)%	6/20/25	$16,050,000	1,586,628	(514,772)	1,071,856
Morgan Stanley/ Malaysia International Government Bond	Buy	(1.00)%	6/20/25	$8,100,000	308,335	(277,938)	30,397
Morgan Stanley/ Mexico Government International Bond	Buy	(1.00)%	6/20/25	$7,500,000	728,237	(176,279)	551,958
					$5,621,025	$(1,548,945)	$4,072,080

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

12

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $123,089,042, which represented 37.6% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $1,580,000.

(4)	The rate indicated is the yield to maturity at purchase.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $950,976.

(6)	Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $2,774,095.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $338,584,097)	$321,212,758
Cash	4,325,260
Receivable for investments sold	7,705,147
Receivable for capital shares sold	74,802
Swap agreements, at value (including net premiums paid (received) of $5,793,891)	4,283,882
Interest receivable	3,703,423
341,305,272

Liabilities
Payable for collateral received for swap agreements	1,580,000
Payable for investments purchased	11,623,085
Payable for capital shares redeemed	43,254
Payable for variation margin on futures contracts	8,500
Swap agreements, at value (including net premiums paid (received) of $(172,866))	211,802
Accrued management fees	76,206
Distribution and service fees payable	140
Dividends payable	1,219
13,544,206

Net Assets	$327,761,066

Net Assets Consist of:
Capital paid in	$360,621,640
Distributable earnings	(32,860,574)
$327,761,066

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$79,166,199	8,324,380	$9.51
I Class	$5,618,313	590,844	$9.51
Y Class	$13,044,550	1,371,708	$9.51
A Class	$297,509	31,312	$9.50*
C Class	$43,161	4,549	$9.49
R Class	$116,923	12,308	$9.50
R5 Class	$6,955	731	$9.51
R6 Class	$8,883,160	933,878	$9.51
G Class	$220,584,296	23,196,348	$9.51
*Maximum offering price $9.95 (net asset value divided by 0.955).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $1,183)	$8,919,113
Securities lending, net	15,940
8,935,053

Expenses:
Management fees	1,406,693
Distribution and service fees:
A Class	408
C Class	230
R Class	279
Trustees' fees and expenses	13,562
Other expenses	2,679
1,423,851
Fees waived - G Class	(870,078)
553,773

Net investment income (loss)	8,381,280

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,837,327)
Futures contract transactions	(38,485)
Swap agreement transactions	4,330,837
(1,544,975)

Change in net unrealized appreciation (depreciation) on:
Investments	(29,480,184)
Futures contracts	(281,413)
Swap agreements	(1,356,926)
(31,118,523)

Net realized and unrealized gain (loss)	(32,663,498)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,282,218)

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$8,381,280	$18,701,891
Net realized gain (loss)	(1,544,975)	(4,971,219)
Change in net unrealized appreciation (depreciation)	(31,118,523)	29,345,617
Net increase (decrease) in net assets resulting from operations	(24,282,218)	43,076,289

Distributions to Shareholders
From earnings:
Investor Class	(1,747,953)	(3,824,864)
I Class	(130,180)	(39,691)
Y Class	(251,368)	(298,244)
A Class	(6,030)	(10,905)
C Class	(676)	(1,132)
R Class	(1,924)	(2,540)
R5 Class	(152)	(310)
R6 Class	(206,576)	(397,556)
G Class	(6,004,977)	(13,766,931)
Decrease in net assets from distributions	(8,349,836)	(18,342,173)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(22,357,544)	(53,833,120)

Net increase (decrease) in net assets	(54,989,598)	(29,099,004)

Net Assets
Beginning of period	382,750,664	411,849,668
End of period	$327,761,066	$382,750,664

See Notes to Financial Statements.

16

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Emerging Markets Debt Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

17

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

18

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc., American Century Strategic Asset Allocations, Inc. and American Century Investment Trust own, in aggregate, 91% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
0.96%	0.86%	0.76%	0.96%	0.96%	0.96%	0.76%	0.71%	0.00%(1)

(1)	Annual management fee before waiver was 0.71%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

19

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 were $104,009,964 and $127,228,700, respectively.

20

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	736,645	$7,394,742	733,888	$7,459,732
Issued in reinvestment of distributions	171,906	1,740,094	375,381	3,812,295
Redeemed	(1,439,419)	(14,397,350)	(1,530,345)	(15,549,532)
	(530,868)	(5,262,514)	(421,076)	(4,277,505)
I Class
Sold	1,804,589	18,362,826	209,605	2,134,399
Issued in reinvestment of distributions	11,466	118,573	3,839	39,680
Redeemed	(1,409,919)	(14,283,648)	(29,366)	(303,762)
	406,136	4,197,751	184,078	1,870,317
Y Class
Sold	342,856	3,456,386	758,823	7,717,657
Issued in reinvestment of distributions	24,947	251,368	29,133	298,229
Redeemed	(85,107)	(858,314)	(27,579)	(281,052)
	282,696	2,849,440	760,377	7,734,834
A Class
Sold	4,370	45,624	21,718	219,417
Issued in reinvestment of distributions	595	6,012	1,069	10,905
Redeemed	(3,838)	(38,415)	(9,349)	(96,193)
	1,127	13,221	13,438	134,129
C Class
Sold	—	—	1,113	11,500
Issued in reinvestment of distributions	67	676	112	1,132
Redeemed	(31)	(298)	—	—
	36	378	1,225	12,632
R Class
Sold	6,862	68,890	3,455	35,074
Issued in reinvestment of distributions	189	1,908	248	2,520
Redeemed	(3,187)	(31,263)	(1,034)	(10,443)
	3,864	39,535	2,669	27,151
R5 Class
Issued in reinvestment of distributions	15	152	30	310
R6 Class
Sold	161,803	1,662,386	415,496	4,229,068
Issued in reinvestment of distributions	20,411	206,576	39,100	397,556
Redeemed	(225,848)	(2,275,119)	(430,416)	(4,341,472)
	(43,634)	(406,157)	24,180	285,152
G Class
Sold	1,255,160	12,261,932	686,578	6,965,480
Issued in reinvestment of distributions	592,819	6,004,977	1,356,165	13,766,931
Redeemed	(4,085,870)	(42,056,259)	(8,086,729)	(80,352,551)
	(2,237,891)	(23,789,350)	(6,043,986)	(59,620,140)
Net increase (decrease)	(2,118,519)	$(22,357,544)	(5,479,065)	$(53,833,120)

21

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$268,032,801	—
Sovereign Governments and Agencies	—	15,070,610	—
Temporary Cash Investments	$2,140,900	35,968,447	—
	$2,140,900	$319,071,858	—
Other Financial Instruments
Futures Contracts	$635,087	—	—
Swap Agreements	—	$4,283,882	—
	$635,087	$4,283,882	—

Liabilities
Other Financial Instruments
Futures Contracts	$829,721	—	—
Swap Agreements	—	$211,802	—
	$829,721	$211,802	—

22

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $49,241,667.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $51,800,000 futures contracts purchased and $16,016,667 futures contracts sold.

Value of Derivative Instruments as of April 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$4,283,882	Swap agreements	$211,802
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	8,500
		$4,283,882		$220,302

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$4,330,837	Change in net unrealized appreciation (depreciation) on swap agreements	$(1,356,926)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(38,485)	Change in net unrealized appreciation (depreciation) on futures contracts	(281,413)
		$4,292,352		$(1,638,339)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$2,629,671	$(211,802)	$(2,417,869)	—
Morgan Stanley	1,654,211	—	(1,580,000)	$74,211
	$4,283,882	$(211,802)	$(3,997,869)	$74,211

Liabilities
Bank of America N.A.	$211,802	$(211,802)	—	—

*The net expense represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

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The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$338,767,754
Gross tax appreciation of investments	$3,891,412
Gross tax depreciation of investments	(21,446,408)
Net tax appreciation (depreciation) of investments	$(17,554,996)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2019, the fund had accumulated short-term capital losses of $(9,334,742) and accumulated long-term capital losses of $(3,038,242), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$10.46	0.20	(0.95)	(0.75)	(0.20)	—	(0.20)	$9.51	(7.26)%	0.97%(4)	3.96%(4)	32%	$79,166
2019	$9.79	0.43	0.66	1.09	(0.42)	—	(0.42)	$10.46	11.35%	0.97%	4.24%	75%	$92,647
2018	$10.43	0.35	(0.64)	(0.29)	(0.33)	(0.02)	(0.35)	$9.79	(2.76)%	0.97%	3.52%	85%	$90,831
2017	$10.32	0.35	0.16	0.51	(0.34)	(0.06)	(0.40)	$10.43	5.11%	0.97%	3.39%	154%	$6,634
2016	$9.75	0.36	0.57	0.93	(0.36)	—	(0.36)	$10.32	9.77%	0.97%	3.59%	97%	$3,898
2015(5)	$9.88	0.11	(0.13)	(0.02)	(0.11)	—	(0.11)	$9.75	(0.22)%	0.97%(4)	3.19%(4)	35%	$1,878
2015(6)	$10.00	0.28	(0.11)	0.17	(0.29)	—	(0.29)	$9.88	1.72%	0.97%(4)	3.18%(4)	46%	$3,312
I Class
2020(3)	$10.46	0.21	(0.95)	(0.74)	(0.21)	—	(0.21)	$9.51	(7.22)%	0.87%(4)	4.06%(4)	32%	$5,618
2019	$9.79	0.44	0.66	1.10	(0.43)	—	(0.43)	$10.46	11.47%	0.87%	4.34%	75%	$1,932
2018	$10.44	0.34	(0.63)	(0.29)	(0.34)	(0.02)	(0.36)	$9.79	(2.76)%	0.87%	3.62%	85%	$6
2017(7)	$10.30	0.20	0.14	0.34	(0.20)	—	(0.20)	$10.44	3.28%	0.87%(4)	3.38%(4)	154%(8)	$38

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$10.46	0.21	(0.95)	(0.74)	(0.21)	—	(0.21)	$9.51	(7.17)%	0.77%(4)	4.16%(4)	32%	$13,045
2019	$9.79	0.45	0.66	1.11	(0.44)	—	(0.44)	$10.46	11.57%	0.77%	4.44%	75%	$11,393
2018	$10.44	0.40	(0.68)	(0.28)	(0.35)	(0.02)	(0.37)	$9.79	(2.67)%	0.77%	3.72%	85%	$3,218
2017(7)	$10.30	0.21	0.13	0.34	(0.20)	—	(0.20)	$10.44	3.33%	0.77%(4)	3.52%(4)	154%(8)	$5
A Class
2020(3)	$10.45	0.19	(0.95)	(0.76)	(0.19)	—	(0.19)	$9.50	(7.39)%	1.22%(4)	3.71%(4)	32%	$298
2019	$9.78	0.40	0.66	1.06	(0.39)	—	(0.39)	$10.45	11.08%	1.22%	3.99%	75%	$316
2018	$10.43	0.28	(0.60)	(0.32)	(0.31)	(0.02)	(0.33)	$9.78	(3.11)%	1.22%	3.27%	85%	$164
2017	$10.32	0.32	0.17	0.49	(0.32)	(0.06)	(0.38)	$10.43	4.84%	1.22%	3.14%	154%	$6,619
2016	$9.74	0.33	0.59	0.92	(0.34)	—	(0.34)	$10.32	9.61%	1.22%	3.34%	97%	$6,282
2015(5)	$9.87	0.10	(0.13)	(0.03)	(0.10)	—	(0.10)	$9.74	(0.31)%	1.22%(4)	2.94%(4)	35%	$5,671
2015(6)	$10.00	0.27	(0.13)	0.14	(0.27)	—	(0.27)	$9.87	1.45%	1.22%(4)	2.93%(4)	46%	$6,660

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$10.44	0.15	(0.95)	(0.80)	(0.15)	—	(0.15)	$9.49	(7.74)%	1.97%(4)	2.96%(4)	32%	$43
2019	$9.77	0.33	0.66	0.99	(0.32)	—	(0.32)	$10.44	10.26%	1.97%	3.24%	75%	$47
2018	$10.41	0.20	(0.59)	(0.39)	(0.23)	(0.02)	(0.25)	$9.77	(3.74)%	1.97%	2.52%	85%	$32
2017	$10.30	0.25	0.16	0.41	(0.24)	(0.06)	(0.30)	$10.41	4.07%	1.97%	2.39%	154%	$1,144
2016	$9.72	0.26	0.58	0.84	(0.26)	—	(0.26)	$10.30	8.81%	1.97%	2.59%	97%	$1,110
2015(5)	$9.85	0.07	(0.13)	(0.06)	(0.07)	—	(0.07)	$9.72	(0.57)%	1.97%(4)	2.19%(4)	35%	$1,013
2015(6)	$10.00	0.20	(0.13)	0.07	(0.22)	—	(0.22)	$9.85	0.74%	1.97%(4)	2.18%(4)	46%	$1,019
R Class
2020(3)	$10.45	0.18	(0.95)	(0.77)	(0.18)	—	(0.18)	$9.50	(7.49)%	1.47%(4)	3.46%(4)	32%	$117
2019	$9.78	0.38	0.66	1.04	(0.37)	—	(0.37)	$10.45	10.80%	1.47%	3.74%	75%	$88
2018	$10.42	0.26	(0.60)	(0.34)	(0.28)	(0.02)	(0.30)	$9.78	(3.26)%	1.47%	3.02%	85%	$56
2017	$10.31	0.30	0.16	0.46	(0.29)	(0.06)	(0.35)	$10.42	4.58%	1.47%	2.89%	154%	$1,205
2016	$9.73	0.31	0.58	0.89	(0.31)	—	(0.31)	$10.31	9.34%	1.47%	3.09%	97%	$1,120
2015(5)	$9.86	0.09	(0.13)	(0.04)	(0.09)	—	(0.09)	$9.73	(0.40)%	1.47%(4)	2.69%(4)	35%	$1,009
2015(6)	$10.00	0.24	(0.12)	0.12	(0.26)	—	(0.26)	$9.86	1.18%	1.47%(4)	2.68%(4)	46%	$1,012

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$10.46	0.21	(0.95)	(0.74)	(0.21)	—	(0.21)	$9.51	(7.16)%	0.77%(4)	4.16%(4)	32%	$7
2019	$9.79	0.45	0.66	1.11	(0.44)	—	(0.44)	$10.46	11.59%	0.77%	4.44%	75%	$7
2018	$10.43	0.31	(0.57)	(0.26)	(0.36)	(0.02)	(0.38)	$9.79	(2.55)%	0.77%	3.72%	85%	$7
2017	$10.32	0.37	0.16	0.53	(0.36)	(0.06)	(0.42)	$10.43	5.31%	0.77%	3.59%	154%	$5,986
2016	$9.75	0.38	0.57	0.95	(0.38)	—	(0.38)	$10.32	9.99%	0.77%	3.79%	97%	$5,682
2015(5)	$9.87	0.11	(0.12)	(0.01)	(0.11)	—	(0.11)	$9.75	(0.16)%	0.77%(4)	3.39%(4)	35%	$5,164
2015(6)	$10.00	0.31	(0.13)	0.18	(0.31)	—	(0.31)	$9.87	1.91%	0.77%(4)	3.38%(4)	46%	$6,671
R6 Class
2020(3)	$10.46	0.21	(0.95)	(0.74)	(0.21)	—	(0.21)	$9.51	(7.15)%	0.72%(4)	4.21%(4)	32%	$8,883
2019	$9.79	0.46	0.66	1.12	(0.45)	—	(0.45)	$10.46	11.62%	0.72%	4.49%	75%	$10,229
2018	$10.44	0.37	(0.64)	(0.27)	(0.36)	(0.02)	(0.38)	$9.79	(2.61)%	0.72%	3.77%	85%	$9,336
2017	$10.33	0.38	0.16	0.54	(0.37)	(0.06)	(0.43)	$10.44	5.37%	0.72%	3.64%	154%	$16,492
2016	$9.75	0.38	0.59	0.97	(0.39)	—	(0.39)	$10.33	10.15%	0.72%	3.84%	97%	$15,465
2015(5)	$9.88	0.11	(0.12)	(0.01)	(0.12)	—	(0.12)	$9.75	(0.14)%	0.72%(4)	3.44%(4)	35%	$12,290
2015(6)	$10.00	0.32	(0.13)	0.19	(0.31)	—	(0.31)	$9.88	1.96%	0.72%(4)	3.43%(4)	46%	$8,699
G Class
2020(3)	$10.46	0.25	(0.95)	(0.70)	(0.25)	—	(0.25)	$9.51	(6.82)%	0.01%(4)(9)	4.92%(4)(9)	32%	$220,584
2019	$9.79	0.53	0.66	1.19	(0.52)	—	(0.52)	$10.46	12.41%	0.01%(10)	5.20%(10)	75%	$266,091
2018(11)	$10.40	0.44	(0.62)	(0.18)	(0.41)	(0.02)	(0.43)	$9.79	(1.59)%	0.01%(4)(12)	4.49%(4)(12)	85%(13)	$308,199

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)	July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period.

(6)	July 29, 2014 (fund inception) through June 30, 2015.

(7)	April 10, 2017 (commencement of sale) through October 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(9)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.72% and 4.21%,respectively.

(10)	The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 0.72% and 4.49%, respectively.

(11)	November 14, 2017 (commencement of sale) through October 31, 2018.

(12)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.72% and 3.78%, respectively.

(13)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2018.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92373 2006

Semiannual Report

April 30, 2020

Global Bond Fund
Investor Class (AGBVX)
I Class (AGBHX)
Y Class (AGBWX)
A Class (AGBAX)
C Class (AGBTX)
R Class (AGBRX)
R5 Class (AGBNX)
R6 Class (AGBDX)
G Class (AGBGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Key U.S. stock benchmarks rose to record highs in mid-February. But that optimistic tone quickly collapsed. The COVID-19 outbreak originating in China rapidly spread worldwide, triggering health care crises, stay-at-home orders, shutdowns and recession fears. Stocks, corporate bonds and other riskier assets sold off sharply, while U.S. Treasuries rallied in a global flight to quality. Central banks and federal governments stepped in quickly and aggressively to stabilize global financial systems and provide financial relief.

Despite record U.S. unemployment and a first-quarter contraction in U.S. gross domestic product, market performance reversed again in April. Supported by significant fiscal and monetary stimulus and improving virus data, nearly every asset class delivered robust one-month gains. For U.S. large-cap growth stocks, the April rally generally led to solid gains for the six-month reporting period. Other stock and risk-asset indices also rallied in April but not enough to reverse earlier losses. Meanwhile, most U.S. and global bond indices delivered gains for the six-month period.

Promoting Health and Safety Remains Our Focus

With global COVID-19 infection rates slowing, segments of the economy are starting to reopen. But the return to normal, pre-pandemic life will take time and patience. We are monitoring the situation closely, and we continue to follow social distancing, work-from-home and other mandates from all relevant authorities. Additionally, our Business Continuity Plan ensures that we maintain regular business operations and the delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather volatile markets, and we’re confident we will meet these current challenges. In the meantime, the health and safety of you, your family and our employees remain paramount.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2020
Portfolio at a Glance
Average Duration (effective)	7.6 years
Weighted Average Life to Maturity	8.9 years

Bond Holdings by Country	% of net assets
United States	32.2%
Japan	5.8%
China	4.7%
France	4.1%
Cayman Islands	3.6%
United Kingdom	3.6%
Canada	3.1%
Italy	2.9%
Spain	2.6%
Netherlands	2.4%
Other Countries	23.3%
Cash and Equivalents*	11.7%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	37.2%
Corporate Bonds	31.2%
Asset-Backed Securities	4.4%
Collateralized Mortgage Obligations	3.9%
Collateralized Loan Obligations	3.3%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Preferred Stocks	2.0%
Municipal Securities	1.5%
Commercial Mortgage-Backed Securities	1.2%
Bank Loan Obligations	0.2%
U.S. Treasury Securities	0.1%
Temporary Cash Investments	11.6%
Other Assets and Liabilities	0.1%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$986.10	$4.15	0.84%
I Class	$1,000	$986.40	$3.65	0.74%
Y Class	$1,000	$986.60	$3.16	0.64%
A Class	$1,000	$985.00	$5.38	1.09%
C Class	$1,000	$981.70	$9.07	1.84%
R Class	$1,000	$983.90	$6.61	1.34%
R5 Class	$1,000	$987.60	$3.16	0.64%
R6 Class	$1,000	$988.20	$2.92	0.59%
G Class	$1,000	$990.30	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.69	$4.22	0.84%
I Class	$1,000	$1,021.18	$3.72	0.74%
Y Class	$1,000	$1,021.68	$3.22	0.64%
A Class	$1,000	$1,019.44	$5.47	1.09%
C Class	$1,000	$1,015.71	$9.22	1.84%
R Class	$1,000	$1,018.20	$6.72	1.34%
R5 Class	$1,000	$1,021.68	$3.22	0.64%
R6 Class	$1,000	$1,021.93	$2.97	0.59%
G Class	$1,000	$1,024.81	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

		Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 37.2%
Australia — 1.8%
Australia Government Bond, 2.75%, 4/21/24	AUD	24,679,000	$17,624,607
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,100,000	3,024,059
			20,648,666
Austria — 0.9%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	3,395,000	4,105,238
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,934,000	3,448,032
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,613,000	2,975,212
			10,528,482
Belgium — 0.5%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,335,000	2,549,033
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	2,507,000	3,434,533
			5,983,566
Canada — 2.3%
Canadian Government Bond, 2.75%, 12/1/48	CAD	4,900,000	4,921,579
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,980,000	9,412,728
Province of Quebec Canada, 5.75%, 12/1/36	CAD	7,337,000	8,134,506
Province of Quebec Canada, 3.50%, 12/1/48	CAD	5,347,000	4,973,157
			27,441,970
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	310,323
China — 4.7%
China Development Bank, 3.50%, 8/13/26	CNY	159,000,000	23,766,216
China Government Bond, 3.25%, 6/6/26	CNY	155,700,000	23,419,537
China Government Bond, 3.29%, 5/23/29	CNY	11,000,000	1,651,887
China Government Bond, 3.86%, 7/22/49	CNY	35,600,000	5,553,965
			54,391,605
Czech Republic — 0.2%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	54,550,000	2,419,130
Denmark — 1.3%
Denmark Government Bond, 0.50%, 11/15/27	DKK	13,945,000	2,193,597
Denmark Government Bond, 0.50%, 11/15/29(1)	DKK	63,500,000	10,103,207
Denmark Government Bond, 4.50%, 11/15/39	DKK	10,205,000	2,837,610
			15,134,414
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	726,800
Dominican Republic International Bond, 5.95%, 1/25/27		$800,000	726,800
			1,453,600
Egypt — 0.1%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$600,000	586,018
Finland — 1.0%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,805,000	5,149,253

		Principal Amount	Value
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	3,400,000	$3,749,745
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,020,000	2,890,860
			11,789,858
France — 2.3%
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	3,456,518	5,723,807
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	2,150,000	2,376,990
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	2,722,000	4,894,862
French Republic Government Inflation Linked Bond OAT, 0.10%, 3/1/28	EUR	11,790,153	13,600,411
			26,596,070
Indonesia — 0.7%
Indonesia Government International Bond, 3.50%, 2/14/50		$2,000,000	1,978,556
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	90,000,000,000	6,245,188
			8,223,744
Ireland — 1.6%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,403,000	5,524,364
Ireland Government Bond, 1.10%, 5/15/29	EUR	5,650,000	6,762,667
Ireland Government Bond, 0.40%, 5/15/35	EUR	5,900,000	6,411,311
			18,698,342
Italy — 2.1%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	15,533,000	17,669,410
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	4,553,000	6,939,704
			24,609,114
Japan — 5.7%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	621,850,000	7,848,907
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,007,450,000	12,635,779
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	1,440,850,000	16,700,401
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	734,400,000	6,837,407
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	2,377,804,246	22,101,847
			66,124,341
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,117,489
Malaysia — 0.4%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	18,350,000	4,579,242
Mexico — 0.8%
Mexican Bonos, 5.75%, 3/5/26	MXN	74,000,000	3,047,476
Mexico Government International Bond, 4.15%, 3/28/27		$1,900,000	1,907,125
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,672,898
			9,627,499
Morocco — 0.2%
Morocco Government International Bond, 4.25%, 12/11/22		$2,000,000	2,087,383
Namibia — 0.2%
Namibia International Bonds, 5.25%, 10/29/25		$2,000,000	1,821,530
Netherlands — 1.2%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	4,836,000	5,360,694
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	5,616,000	6,560,540
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	1,270,000	2,436,330
			14,357,564

		Principal Amount	Value
Norway — 0.3%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	33,725,000	$3,460,129
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	1,900,000	201,249
			3,661,378
Peru — 0.6%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	21,600,000	7,110,798
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,000,000	1,431,442
Poland — 0.3%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	11,985,000	3,221,819
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	547,571
			3,769,390
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	1,600,000	2,653,502
Russia — 0.9%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	109,600,000	1,590,088
Russian Federal Bond - OFZ, 8.50%, 9/17/31	RUB	407,500,000	6,583,801
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		$2,000,000	2,484,040
			10,657,929
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$1,300,000	1,317,134
Serbia — 0.1%
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	839,792
Singapore — 0.4%
Singapore Government Bond, 3.125%, 9/1/22	SGD	6,510,000	4,907,043
South Africa — 0.1%
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	247,187
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$1,200,000	1,106,796
			1,353,983
Spain — 2.2%
Spain Government Bond, 0.00%, 4/30/23(2)	EUR	13,000,000	14,286,417
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	1,500,000	1,823,467
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	6,770,000	9,512,905
			25,622,789
Sweden — 0.1%
Sweden Government Bond, 3.50%, 3/30/39	SEK	10,600,000	1,728,021
Switzerland — 1.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,058,000	5,872,250
Swiss Confederation Government Bond, 0.50%, 5/27/30	CHF	3,800,000	4,368,204
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,534,000	2,337,816
			12,578,270
Thailand — 0.9%
Thailand Government Bond, 3.625%, 6/16/23	THB	65,000,000	2,185,939
Thailand Government Bond, 3.85%, 12/12/25	THB	227,200,000	8,112,756
			10,298,695

		Principal Amount	Value
Turkey — 0.2%
Turkey Government International Bond, 6.875%, 3/17/36		$2,000,000	$1,812,500
United Kingdom — 1.4%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	954,000	2,193,628
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,956,000	7,462,604
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,497,000	7,011,348
			16,667,580
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $418,671,409)			434,940,196
CORPORATE BONDS — 31.2%
Aerospace and Defense — 0.1%
Boeing Co. (The), 5.81%, 5/1/50(3)		$400,000	395,408
Lockheed Martin Corp., 3.80%, 3/1/45		240,000	289,503
Raytheon Technologies Corp., 5.70%, 4/15/40		380,000	546,624
			1,231,535
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		2,710,000	2,696,450
Ford Motor Credit Co. LLC, 2.98%, 8/3/22		450,000	411,750
Ford Motor Credit Co. LLC, 3.35%, 11/1/22		540,000	496,800
General Motors Co., 5.15%, 4/1/38		560,000	459,075
General Motors Financial Co., Inc., 3.20%, 7/6/21		1,860,000	1,819,356
General Motors Financial Co., Inc., 5.25%, 3/1/26		320,000	307,646
			6,191,077
Banks — 7.6%
Banco Bradesco SA, 2.85%, 1/27/23(1)		4,000,000	3,847,440
Banco Santander SA, 3.50%, 4/11/22		1,000,000	1,023,016
Bancolombia SA, 3.00%, 1/29/25		2,900,000	2,693,462
Bank of America Corp., MTN, 4.00%, 1/22/25		1,390,000	1,503,381
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	900,000	1,156,058
Bank of America Corp., VRN, 3.42%, 12/20/28		$120,000	128,771
Bank of Montreal, MTN, 3.30%, 2/5/24		450,000	475,455
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	200,000	215,801
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	2,100,000	2,249,517
BNP Paribas SA, VRN, 2.82%, 11/19/25(1)		$651,000	656,743
BPCE SA, 5.15%, 7/21/24(1)		300,000	321,446
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	900,000	978,370
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25		$1,100,000	1,111,494
Citigroup, Inc., 2.90%, 12/8/21		2,177,000	2,218,302
Citigroup, Inc., 2.75%, 4/25/22		1,401,000	1,435,403
Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,943,414
Citigroup, Inc., VRN, 3.11%, 4/8/26		1,100,000	1,153,884
Cooperatieve Rabobank UA, 3.95%, 11/9/22		1,200,000	1,239,943
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	1,500,000	1,648,750
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,700,000	2,499,371
Credit Suisse AG, 2.80%, 4/8/22		$550,000	563,513
Discover Bank, 3.35%, 2/6/23		500,000	507,666
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	3,875,000	4,650,357
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	9,000,000	10,289,628

		Principal Amount	Value
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	8,050,000	$9,413,656
Fifth Third BanCorp., 2.375%, 1/28/25		$1,070,000	1,088,080
FNB Corp., 2.20%, 2/24/23		790,000	783,880
HSBC Holdings plc, 2.95%, 5/25/21		1,600,000	1,624,063
HSBC Holdings plc, 0.84%, 9/26/23	JPY	600,000,000	5,582,076
HSBC Holdings plc, 4.30%, 3/8/26		$300,000	332,592
HSBC Holdings plc, 3.90%, 5/25/26		215,000	234,354
HSBC Holdings plc, VRN, 2.63%, 11/7/25		700,000	714,296
Huntington Bancshares, Inc., 2.55%, 2/4/30		1,000,000	970,843
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	1,900,000	2,226,078
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,900,000	2,197,617
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24		$500,000	540,995
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,545,000	4,419,486
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	470,000	715,871
Lloyds Banking Group plc, MTN, VRN, 1.75%, 9/7/28	EUR	600,000	647,783
Lloyds Banking Group plc, VRN, 2.91%, 11/7/23		$228,000	231,879
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26		700,000	700,000
PNC Bank N.A., 2.70%, 10/22/29		920,000	955,689
Regions Financial Corp., 3.80%, 8/14/23		500,000	528,571
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	2,300,000	3,020,474
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/25		$1,300,000	1,322,866
Truist Bank, 2.25%, 3/11/30		890,000	865,879
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,360,000	1,476,035
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	1,200,000	1,159,485
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$1,310,000	1,316,721
Wells Fargo & Co., 3.00%, 10/23/26		1,070,000	1,120,758
Wells Fargo & Co., VRN, 3.07%, 4/30/41		520,000	513,908
			89,215,120
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		860,000	989,533
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		750,000	866,470
Constellation Brands, Inc., 4.75%, 12/1/25		500,000	557,611
PepsiCo, Inc., 1.625%, 5/1/30(3)		350,000	348,717
			2,762,331
Biotechnology — 0.8%
AbbVie, Inc., 2.90%, 11/6/22		1,370,000	1,426,770
AbbVie, Inc., 3.60%, 5/14/25		1,690,000	1,837,311
AbbVie, Inc., 3.20%, 11/21/29(1)		800,000	849,638
AbbVie, Inc., 4.25%, 11/21/49(1)		590,000	684,569
Amgen, Inc., 2.65%, 5/11/22		1,030,000	1,061,910
Amgen, Inc., 4.66%, 6/15/51		474,000	621,095
Biogen, Inc., 2.25%, 5/1/30		1,120,000	1,116,008
Gilead Sciences, Inc., 3.65%, 3/1/26		1,550,000	1,742,503
			9,339,804
Building Products — 0.4%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		1,330,000	1,147,524
Carrier Global Corp., 2.72%, 2/15/30(1)		581,000	546,200

		Principal Amount	Value
Masco Corp., 4.45%, 4/1/25		$500,000	$527,337
Standard Industries, Inc., 4.75%, 1/15/28(1)		2,265,000	2,228,760
			4,449,821
Capital Markets — 2.5%
Ares Capital Corp., 3.25%, 7/15/25		3,223,000	2,872,536
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)		250,000	249,675
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	5,000,000	6,298,158
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	600,000	662,189
Goldman Sachs BDC, Inc., 3.75%, 2/10/25		$456,000	448,008
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,117,650
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25		$380,000	404,893
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		2,300,000	2,444,654
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	1,000,000	1,397,738
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22		$330,000	335,378
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27		3,533,000	3,378,467
KKR Group Finance Co. VII LLC, 3.625%, 2/25/50(1)		1,330,000	1,171,360
Morgan Stanley, 2.75%, 5/19/22		3,010,000	3,087,937
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31		200,000	205,410
Morgan Stanley, VRN, 2.19%, 4/28/26		475,000	480,735
MSCI, Inc., 4.00%, 11/15/29(1)		2,445,000	2,549,768
Northern Trust Corp., 1.95%, 5/1/30(3)		710,000	708,405
Oaktree Specialty Lending Corp., 3.50%, 2/25/25		600,000	550,588
State Street Corp., VRN, 2.83%, 3/30/23(1)		150,000	154,327
UBS Group AG, 3.49%, 5/23/23(1)		1,000,000	1,029,935
UBS Group AG, 4.125%, 9/24/25(1)		200,000	220,157
			29,767,968
Chemicals — 0.1%
Air Products and Chemicals, Inc., 1.85%, 5/15/27		270,000	273,473
CF Industries, Inc., 4.50%, 12/1/26(1)		600,000	647,157
CF Industries, Inc., 5.15%, 3/15/34		460,000	480,539
			1,401,169
Commercial Services and Supplies — 0.5%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		1,980,000	1,959,329
Republic Services, Inc., 3.55%, 6/1/22		680,000	710,110
Republic Services, Inc., 2.30%, 3/1/30		1,810,000	1,839,389
Waste Connections, Inc., 3.50%, 5/1/29		600,000	647,221
Waste Connections, Inc., 2.60%, 2/1/30		1,100,000	1,122,948
			6,278,997
Communications Equipment — 0.3%
CommScope, Inc., 5.50%, 3/1/24(1)		2,649,000	2,662,775
Motorola Solutions, Inc., 4.60%, 5/23/29		750,000	849,187
			3,511,962
Construction Materials — 0.1%
Martin Marietta Materials, Inc., 2.50%, 3/15/30		883,000	828,375
Consumer Finance — 0.2%
Capital One Bank USA N.A., VRN, 2.28%, 1/28/26		558,000	539,874

		Principal Amount	Value
Navient Corp., 5.00%, 3/15/27		$500,000	$424,125
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)		1,400,000	1,234,777
			2,198,776
Containers and Packaging — 0.6%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		3,300,000	3,220,470
Berry Global, Inc., 4.875%, 7/15/26(1)		1,510,000	1,549,468
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26		735,000	741,725
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		950,000	959,690
			6,471,353
Diversified Financial Services — 0.2%
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		1,925,000	1,954,905
UBS AG, 1.75%, 4/21/22(1)		285,000	286,396
			2,241,301
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 3.80%, 2/15/27		200,000	216,125
AT&T, Inc., 4.30%, 2/15/30		800,000	903,280
AT&T, Inc., 5.15%, 11/15/46		360,000	432,601
Deutsche Telekom AG, 3.625%, 1/21/50(1)		790,000	869,467
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	600,000	681,756
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)		$450,000	489,820
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,500,000	1,881,507
Telefonica Emisiones SA, 5.46%, 2/16/21		$690,000	710,815
Verizon Communications, Inc., 2.95%, 3/15/22		784,000	816,156
Verizon Communications, Inc., 2.45%, 11/1/22		477,000	495,073
Verizon Communications, Inc., 4.40%, 11/1/34		1,100,000	1,340,112
Verizon Communications, Inc., 5.01%, 8/21/54		1,200,000	1,729,806
			10,566,518
Electric Utilities — 1.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	744,681
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		700,000	831,327
Commonwealth Edison Co., 3.20%, 11/15/49		380,000	415,449
DTE Electric Co., 2.25%, 3/1/30		560,000	581,879
Duke Energy Corp., 3.55%, 9/15/21		680,000	697,430
Duke Energy Corp., 2.65%, 9/1/26		300,000	318,785
Duke Energy Progress LLC, 3.25%, 8/15/25		400,000	439,488
Duke Energy Progress LLC, 4.15%, 12/1/44		170,000	207,750
Duke Energy Progress LLC, 3.70%, 10/15/46		900,000	1,055,741
Exelon Corp., 4.45%, 4/15/46		600,000	717,331
Exelon Generation Co. LLC, 4.25%, 6/15/22		680,000	711,748
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)		300,000	355,743
Florida Power & Light Co., 4.125%, 2/1/42		525,000	660,534
Florida Power & Light Co., 3.15%, 10/1/49		280,000	323,094
IPALCO Enterprises, Inc., 3.45%, 7/15/20		850,000	852,972
IPALCO Enterprises, Inc., 4.25%, 5/1/30(1)		1,120,000	1,189,852

		Principal Amount	Value
MidAmerican Energy Co., 4.40%, 10/15/44		$200,000	$259,190
Nevada Power Co., 2.40%, 5/1/30		399,000	418,392
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27		650,000	715,795
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		2,000,000	2,064,100
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49		280,000	316,012
PacifiCorp, 2.70%, 9/15/30		165,000	179,561
PacifiCorp, 3.30%, 3/15/51		600,000	675,463
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		400,000	421,998
Southwestern Public Service Co., 3.70%, 8/15/47		350,000	402,563
Xcel Energy, Inc., 3.35%, 12/1/26		150,000	163,614
Xcel Energy, Inc., 3.40%, 6/1/30		550,000	612,768
			16,333,260
Electronic Equipment, Instruments and Components — 0.1%
Amphenol Corp., 2.05%, 3/1/25		800,000	797,318
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29		351,000	328,363
Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30		150,000	179,851
American Tower Corp., 3.375%, 10/15/26		870,000	937,969
American Tower Corp., 2.90%, 1/15/30		81,000	85,241
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28		240,000	252,852
Crown Castle International Corp., 5.25%, 1/15/23		840,000	919,646
Crown Castle International Corp., 3.30%, 7/1/30		1,210,000	1,300,371
Duke Realty LP, 2.875%, 11/15/29		868,000	902,272
Duke Realty LP, 3.05%, 3/1/50		300,000	285,306
Essex Portfolio LP, 3.25%, 5/1/23		550,000	561,542
Healthcare Realty Trust, Inc., 2.40%, 3/15/30		460,000	407,317
Kimco Realty Corp., 2.80%, 10/1/26		800,000	763,215
National Retail Properties, Inc., 2.50%, 4/15/30		229,000	202,233
Prologis LP, 2.125%, 4/15/27		200,000	202,075
SBA Communications Corp., 3.875%, 2/15/27(1)		1,365,000	1,402,537
Ventas Realty LP, 4.125%, 1/15/26		250,000	253,615
			8,656,042
Food and Staples Retailing — 0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)		2,260,000	2,305,200
Carrefour SA, MTN, 0.75%, 4/26/24	EUR	600,000	659,596
Costco Wholesale Corp., 1.60%, 4/20/30		$700,000	693,242
Kroger Co. (The), 3.875%, 10/15/46		330,000	353,783
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	700,000	806,599
Walmart, Inc., 0.18%, 7/15/22	JPY	650,000,000	5,995,990
			10,814,410
Food Products — 0.8%
Campbell Soup Co., 2.375%, 4/24/30		$100,000	101,218
Conagra Brands, Inc., 4.60%, 11/1/25		1,290,000	1,441,795
Kraft Heinz Foods Co., 3.75%, 4/1/30(1)		2,450,000	2,494,036
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		2,910,000	2,981,877

	Principal Amount	Value
Mondelez International, Inc., 2.75%, 4/13/30	$638,000	$676,933
Post Holdings, Inc., 4.625%, 4/15/30(1)	1,480,000	1,459,635
		9,155,494
Gas Utilities†
ONE Gas, Inc., 2.00%, 5/15/30(3)	260,000	259,614
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 3.95%, 4/1/30(1)	110,000	127,672
Becton Dickinson and Co., 3.73%, 12/15/24	300,000	324,270
DH Europe Finance II Sarl, 3.40%, 11/15/49	790,000	882,059
Medtronic, Inc., 3.50%, 3/15/25	321,000	358,657
Medtronic, Inc., 4.375%, 3/15/35	437,000	556,174
		2,248,832
Health Care Providers and Services — 1.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	1,623,000	1,569,522
Anthem, Inc., 2.375%, 1/15/25	350,000	360,476
Anthem, Inc., 3.65%, 12/1/27	370,000	404,227
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	730,000	747,994
Centene Corp., 4.75%, 1/15/25	2,200,000	2,262,810
Centene Corp., 4.625%, 12/15/29(1)	1,340,000	1,473,531
Cigna Corp., 2.40%, 3/15/30	550,000	555,378
CommonSpirit Health, 2.95%, 11/1/22	10,000	10,091
CVS Health Corp., 3.50%, 7/20/22	250,000	260,864
CVS Health Corp., 2.75%, 12/1/22	690,000	714,685
CVS Health Corp., 4.30%, 3/25/28	900,000	1,015,774
CVS Health Corp., 4.78%, 3/25/38	270,000	319,087
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	980,000	981,029
HCA, Inc., 3.50%, 9/1/30	1,920,000	1,834,744
IQVIA, Inc., 5.00%, 5/15/27(1)	1,500,000	1,549,485
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	840,000	834,498
UnitedHealth Group, Inc., 3.75%, 7/15/25	710,000	794,519
UnitedHealth Group, Inc., 4.75%, 7/15/45	310,000	408,929
		16,097,643
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.375%, 5/26/25	280,000	303,615
McDonald's Corp., MTN, 4.70%, 12/9/35	460,000	569,878
		873,493
Household Durables — 0.8%
D.R. Horton, Inc., 2.50%, 10/15/24	600,000	599,501
Lennar Corp., 4.75%, 4/1/21	1,200,000	1,212,180
Lennar Corp., 4.75%, 11/29/27	850,000	875,798
Mattamy Group Corp., 4.625%, 3/1/30(1)	2,250,000	2,028,465
MDC Holdings, Inc., 3.85%, 1/15/30	2,400,000	2,145,192
Toll Brothers Finance Corp., 4.35%, 2/15/28	917,000	909,756
Toll Brothers Finance Corp., 3.80%, 11/1/29	1,805,000	1,699,046
		9,469,938
Household Products†
Kimberly-Clark Corp., 3.10%, 3/26/30	109,000	121,536

		Principal Amount	Value
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc., 2.75%, 3/1/30		$1,410,000	$1,291,249
Insurance — 1.0%
American International Group, Inc., 4.125%, 2/15/24		1,360,000	1,473,482
American International Group, Inc., 4.50%, 7/16/44		413,000	456,653
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	2,200,000	2,683,343
Chubb INA Holdings, Inc., 3.15%, 3/15/25		$600,000	650,634
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	500,000	552,297
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49		$1,205,000	1,288,535
Markel Corp., 4.90%, 7/1/22		590,000	628,393
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(1)		780,000	801,443
New York Life Insurance Co., 3.75%, 5/15/50(1)		150,000	170,071
Prudential Financial, Inc., MTN, 1.50%, 3/10/26		1,100,000	1,094,721
Prudential Financial, Inc., VRN, 5.875%, 9/15/42		1,050,000	1,108,044
WR Berkley Corp., 4.625%, 3/15/22		660,000	687,143
			11,594,759
IT Services — 0.2%
Fiserv, Inc., 3.50%, 7/1/29		338,000	371,236
Global Payments, Inc., 3.20%, 8/15/29		600,000	619,117
International Business Machines Corp., 1.70%, 5/15/27(3)		500,000	498,815
International Business Machines Corp., 1.95%, 5/15/30(3)		300,000	298,711
Mastercard, Inc., 3.65%, 6/1/49		300,000	360,465
Visa, Inc., 1.90%, 4/15/27		300,000	310,911
Western Union Co. (The), 2.85%, 1/10/25		231,000	230,064
			2,689,319
Machinery — 0.1%
Otis Worldwide Corp., 2.06%, 4/5/25(1)		565,000	575,502
Otis Worldwide Corp., VRN, 2.09%, 4/5/23(1)		260,000	253,153
			828,655
Media — 1.2%
Cable Onda SA, 4.50%, 1/30/30(1)		5,500,000	5,250,575
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)		2,665,000	2,690,851
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		880,000	993,103
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31		105,000	105,838
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		630,000	714,354
Comcast Corp., 3.20%, 7/15/36		1,250,000	1,355,166
Comcast Corp., 3.97%, 11/1/47		658,000	777,207
TEGNA, Inc., 4.625%, 3/15/28(1)		650,000	585,618
Time Warner Entertainment Co. LP, 8.375%, 3/15/23		743,000	860,518
ViacomCBS, Inc., 4.25%, 9/1/23		500,000	528,116
			13,861,346
Metals and Mining — 0.3%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		2,500,000	2,172,750

		Principal Amount	Value
Novelis Corp., 4.75%, 1/30/30(1)		$870,000	$778,389
Steel Dynamics, Inc., 3.45%, 4/15/30		290,000	276,363
			3,227,502
Multi-Utilities — 0.8%
Ameren Corp., 3.50%, 1/15/31		850,000	941,830
CenterPoint Energy, Inc., 4.25%, 11/1/28		690,000	754,252
Centrica plc, VRN, 5.25%, 4/10/75	GBP	1,800,000	2,214,201
Dominion Energy, Inc., 3.90%, 10/1/25		$480,000	525,716
Dominion Energy, Inc., 4.90%, 8/1/41		520,000	620,090
E.ON SE, MTN, 1.625%, 5/22/29	EUR	1,400,000	1,669,308
NiSource, Inc., 5.65%, 2/1/45		$410,000	569,107
Sempra Energy, 2.875%, 10/1/22		680,000	698,027
Sempra Energy, 3.25%, 6/15/27		500,000	523,668
Sempra Energy, 4.00%, 2/1/48		250,000	281,826
			8,798,025
Oil, Gas and Consumable Fuels — 2.7%
Aker BP ASA, 3.75%, 1/15/30(1)		1,200,000	1,015,031
CNOOC Finance 2014 ULC, 4.25%, 4/30/24		1,020,000	1,100,617
Diamondback Energy, Inc., 3.50%, 12/1/29		730,000	633,856
Ecopetrol SA, 5.875%, 5/28/45		1,580,000	1,393,718
Enbridge, Inc., 4.00%, 10/1/23		530,000	546,676
Energy Transfer Operating LP, 3.60%, 2/1/23		630,000	613,739
Energy Transfer Operating LP, 3.75%, 5/15/30		850,000	774,302
Energy Transfer Operating LP, 4.90%, 3/15/35		320,000	288,928
EnLink Midstream Partners LP, 4.85%, 7/15/26		1,600,000	985,280
Enterprise Products Operating LLC, 4.85%, 3/15/44		900,000	964,367
Equinor ASA, 3.25%, 11/18/49		230,000	241,217
Exxon Mobil Corp., 1.57%, 4/15/23		610,000	619,081
Gazprom PJSC via Gaz Finance plc, 3.25%, 2/25/30(1)		3,500,000	3,301,745
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)		1,015,000	928,116
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		970,000	1,119,208
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)		5,200,000	3,139,336
MPLX LP, 4.875%, 6/1/25		450,000	439,517
MPLX LP, 4.25%, 12/1/27(1)		500,000	481,122
MPLX LP, 4.50%, 4/15/38		280,000	250,185
MPLX LP, 5.20%, 3/1/47		368,000	352,027
Ovintiv, Inc., 6.50%, 2/1/38		300,000	184,815
Petroleos Mexicanos, 6.375%, 2/4/21		1,350,000	1,329,750
Petroleos Mexicanos, 5.95%, 1/28/31(1)		4,000,000	2,917,200
Petroleos Mexicanos, 6.625%, 6/15/35		1,020,000	724,200
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		1,620,000	1,697,035
Shell International Finance BV, 3.25%, 5/11/25		230,000	246,209
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		510,000	478,427
Total Capital Canada Ltd., 2.75%, 7/15/23		680,000	705,942
Total Capital International SA, MTN, 1.375%, 3/19/25	EUR	800,000	916,937
Williams Cos., Inc. (The), 4.125%, 11/15/20		$680,000	682,270
Williams Cos., Inc. (The), 4.55%, 6/24/24		850,000	887,841

	Principal Amount	Value
Williams Cos., Inc. (The), 5.10%, 9/15/45	$300,000	$312,538
WPX Energy, Inc., 4.50%, 1/15/30	1,047,000	858,540
		31,129,772
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(1)	630,000	629,936
Pharmaceuticals — 0.7%
Allergan Funding SCS, 3.85%, 6/15/24	1,510,000	1,619,761
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	1,220,000	1,272,326
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	1,500,000	1,443,450
Bristol-Myers Squibb Co., 3.40%, 7/26/29(1)	1,530,000	1,750,666
Elanco Animal Health, Inc., 5.65%, 8/28/28	2,270,000	2,525,375
		8,611,578
Road and Rail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	1,650,000	1,637,625
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,235,000	1,481,350
CSX Corp., 3.25%, 6/1/27	320,000	346,129
Norfolk Southern Corp., 3.15%, 6/1/27	530,000	563,743
Norfolk Southern Corp., 3.05%, 5/15/50(3)	310,000	309,586
Union Pacific Corp., 2.40%, 2/5/30	400,000	412,740
Union Pacific Corp., 3.84%, 3/20/60(1)	300,000	329,715
Union Pacific Corp., MTN, 3.55%, 8/15/39	240,000	260,087
		5,340,975
Semiconductors and Semiconductor Equipment — 0.2%
Analog Devices, Inc., 2.95%, 4/1/25	140,000	146,126
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	202,000	208,873
Lam Research Corp., 1.90%, 6/15/30(3)	400,000	399,722
NXP BV / NXP Funding, LLC / NXP USA, Inc., 3.875%, 9/1/22(1)	500,000	518,562
NXP BV / NXP Funding, LLC / NXP USA, Inc., 2.70%, 5/1/25(1)(3)	110,000	111,465
NXP BV / NXP Funding, LLC / NXP USA, Inc., 3.15%, 5/1/27(1)(3)	200,000	202,580
NXP BV / NXP Funding, LLC / NXP USA, Inc., 3.40%, 5/1/30(1)(3)	210,000	211,983
Texas Instruments, Inc., 1.75%, 5/4/30(3)	360,000	359,726
		2,159,037
Software — 0.4%
Adobe, Inc., 2.30%, 2/1/30	900,000	947,583
Oracle Corp., 3.625%, 7/15/23	1,010,000	1,094,010
Oracle Corp., 2.65%, 7/15/26	600,000	639,549
Oracle Corp., 2.80%, 4/1/27	250,000	268,681
Oracle Corp., 3.25%, 11/15/27	730,000	801,777
Oracle Corp., 2.95%, 4/1/30	400,000	438,213
		4,189,813
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.90%, 6/15/47	350,000	413,517
Home Depot, Inc. (The), 3.35%, 4/15/50	724,000	800,543
		1,214,060

		Principal Amount	Value
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)		$910,000	$962,924
Thrifts and Mortgage Finance — 0.2%
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	2,700,000	2,922,921
Trading Companies and Distributors — 0.1%
Air Lease Corp., 3.875%, 7/3/23		$204,000	190,280
Air Lease Corp., MTN, 3.00%, 2/1/30		1,769,000	1,416,800
			1,607,080
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30		950,000	975,429
Wireless Telecommunication Services — 0.9%
C&W Senior Financing DAC, 6.875%, 9/15/27(1)		3,500,000	3,476,550
GTH Finance BV, 7.25%, 4/26/23(1)		2,000,000	2,190,620
T-Mobile USA, Inc., 3.75%, 4/15/27(1)		2,040,000	2,197,141
Vodafone Group plc, 2.95%, 2/19/23		1,286,000	1,349,436
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	1,000,000	1,126,747
			10,340,494
TOTAL CORPORATE BONDS (Cost $367,585,169)			363,986,924
ASSET-BACKED SECURITIES — 4.4%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)		$1,003,158	969,388
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		2,630,613	2,749,130
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 1.48%, (1-month LIBOR plus 0.65%), 4/10/31(1)		1,339,317	1,313,033
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)		4,619,625	4,449,513
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 1.60%, (1-month LIBOR plus 0.85%), 12/17/36(1)		2,464,334	2,399,800
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 1.70%, (1-month LIBOR plus 0.95%), 3/17/37(1)		3,900,000	3,692,777
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 1.89%, (1-month LIBOR plus 1.08%), 6/17/37(1)		2,600,000	2,466,167
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 2.09%, (1-month LIBOR plus 1.28%), 6/17/37(1)		3,875,000	3,663,595
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 1.90%, (1-month LIBOR plus 1.15%), 7/17/37(1)		5,925,000	5,615,201
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)		32,599	31,859
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)		336,299	328,210
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)		2,987,415	3,023,709
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)		3,550,000	3,571,131
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)		2,450,000	2,423,841
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)		676,460	657,651
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)		770,762	763,299

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	$494,877	$490,285
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	528,779	517,169
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	2,667,369	2,612,517
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	2,530,758	2,452,372
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	3,000,000	2,989,641
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	2,462,846	2,527,919
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	2,237,005	2,174,587
TOTAL ASSET-BACKED SECURITIES (Cost $52,576,717)		51,882,794
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.75%, 2/25/35	419,577	393,163
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.93%, 11/25/34	386,984	355,211
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 4.27%, 8/25/35	13,998	11,841
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	375,125	361,151
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.11%, 7/25/37	46,620	41,512
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.77%, 8/25/34	709,109	658,186
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.62%, 8/25/35	18,366	17,525
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	2,348	2,437
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.49%, 7/25/35	547,290	560,659
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	1,637	1,609
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.99%, 1/25/37	6,172	4,449
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.09%, 9/25/35	400,109	386,587
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.51%, 9/25/35	322,476	310,235
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.04%, 7/25/35	257,051	241,675
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.19%, 8/25/35	1,294	1,211
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.01%, 4/25/35	3,408	3,302
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	261,291	275,659
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.68%, 11/21/34	525,620	510,977

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.73%, 2/25/35	$495,691	$453,744
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.73%, 2/25/35	251,326	229,618
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	2,498,414	2,650,253
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.99%, (1-month LIBOR plus 1.50%), 6/25/57(1)	667,711	654,646
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	1,193,997	1,218,545
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	2,151,808	2,192,158
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.78%, 7/25/34	843,424	802,403
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.25%, 8/25/35	422,677	386,607
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 4.07%, 3/25/36	14,362	12,491
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.70%, 9/25/36	42	38
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.63%, 10/25/36	2,442	2,149
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.49%, 10/25/36	6,634	5,856
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.35%, 12/25/36	13,043	11,564
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.00%, 4/25/36	342,395	323,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	6,652	6,033
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.35%, 12/28/37	15,884	13,899
		13,100,806
U.S. Government Agency Collateralized Mortgage Obligations — 2.8%
FHLMC, Series 2013-DN2, Class M2, VRN, 5.20%, (1-month LIBOR plus 4.25%), 11/25/23	2,159,336	1,871,091
FHLMC, Series 2014-HQ3, Class M3, VRN, 5.24%, (1-month LIBOR plus 4.75%), 10/25/24	1,983,456	1,744,320
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.20%, (1-month LIBOR plus 3.25%), 5/25/25	1,500,000	1,240,277
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.95%, (1-month LIBOR plus 5.00%), 12/25/28	3,358,126	3,370,543
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.30%, (1-month LIBOR plus 1.35%), 3/25/29	392,098	389,424
FNMA, Series 2014-C02, Class 1M2, VRN, 3.09%, (1-month LIBOR plus 2.60%), 5/25/24	1,331,800	1,018,726
FNMA, Series 2014-C02, Class 2M2, VRN, 3.09%, (1-month LIBOR plus 2.60%), 5/25/24	3,276,261	2,630,695
FNMA, Series 2015-C03, Class 1M2, VRN, 5.49%, (1-month LIBOR plus 5.00%), 7/25/25	4,998,940	3,774,722
FNMA, Series 2015-C04, Class 1M2, VRN, 6.19%, (1-month LIBOR plus 5.70%), 4/25/28	1,336,181	1,365,728
FNMA, Series 2016-C03, Class 2M2, VRN, 6.39%, (1-month LIBOR plus 5.90%), 10/25/28	1,067,781	1,107,156
FNMA, Series 2016-C06, Class 1M2, VRN, 4.74%, (1-month LIBOR plus 4.25%), 4/25/29	3,810,000	3,761,570

	Principal Amount	Value
FNMA, Series 2017-C03, Class 1M2, VRN, 3.49%, (1-month LIBOR plus 3.00%), 10/25/29	$4,000,000	$3,834,102
FNMA, Series 2017-C06, Class 2M2, VRN, 3.29%, (1-month LIBOR plus 2.80%), 2/25/30	2,587,902	2,313,184
FNMA, Series 2017-C07, Class 1M1, VRN, 1.14%, (1-month LIBOR plus 0.65%), 5/25/30	45,544	45,511
FNMA, Series 2017-C07, Class 1M2, VRN, 2.89%, (1-month LIBOR plus 2.40%), 5/25/30	3,725,000	3,373,668
		31,840,717
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,656,780)		44,941,523
COLLATERALIZED LOAN OBLIGATIONS — 3.3%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class B1, VRN, 4.64%, (3-month LIBOR plus 2.90%), 1/20/32(1)	6,000,000	5,943,270
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 2.42%, (3-month LIBOR plus 1.20%), 1/15/29(1)	3,525,000	3,428,249
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.24%, (3-month LIBOR plus 1.55%), 5/15/30(1)	2,190,000	1,981,649
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 2.59%, (3-month LIBOR plus 1.45%), 4/20/31(1)	3,200,000	2,848,206
CBAM Ltd., Series 2018-5A, Class B1, VRN, 2.53%, (3-month LIBOR plus 1.40%), 4/17/31(1)	4,684,800	4,238,163
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 3.23%, (3-month LIBOR plus 2.05%), 4/15/33(1)	3,400,000	3,003,925
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 2.44%, (3-month LIBOR plus 1.30%), 10/20/32(1)	2,675,000	2,548,499
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.26%, (3-month LIBOR plus 1.12%), 7/20/31(1)	1,500,000	1,447,244
KKR CLO Ltd., Series 2022A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.60%), 7/20/31(1)	2,000,000	1,840,297
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 2.82%, (3-month LIBOR plus 1.60%), 1/15/33(1)	3,350,000	3,103,456
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 2.72%, (3-month LIBOR plus 1.50%), 4/15/31(1)	2,500,000	2,325,278
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.89%, (3-month LIBOR plus 1.75%), 4/18/31(1)	2,500,000	2,282,196
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 2.70%, (3-month LIBOR plus 1.70%), 4/18/33(1)	2,000,000	1,731,153
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 2.29%, (3-month LIBOR plus 1.15%), 10/18/31(1)	2,350,000	2,220,702
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $41,740,369)		38,942,287
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.8%
FHLMC, VRN, 4.14%, (1-year H15T1Y plus 2.25%), 9/1/35	769,712	806,921
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.80%), 2/1/38	2,019	2,115
FHLMC, VRN, 3.87%, (12-month LIBOR plus 1.84%), 6/1/38	1,057	1,105
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.63%), 8/1/46	886,095	910,273
FNMA, VRN, 3.49%, (6-month LIBOR plus 1.57%), 6/1/35	426,901	434,605
FNMA, VRN, 3.50%, (6-month LIBOR plus 1.57%), 6/1/35	433,179	440,856
FNMA, VRN, 3.37%, (6-month LIBOR plus 1.54%), 9/1/35	873,385	889,797

	Principal Amount	Value
FNMA, VRN, 3.81%, (12-month LIBOR plus 1.77%), 10/1/40	$3,429	$3,560
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 3/1/47	2,882,920	2,995,396
FNMA, VRN, 3.16%, (12-month LIBOR plus 1.61%), 4/1/47	1,478,465	1,535,617
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	1,421,762	1,473,684
		9,493,929
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.5%
FHLMC, 6.00%, 2/1/38	1,511	1,747
FHLMC, 4.00%, 12/1/40	4,627	5,120
FHLMC, 4.00%, 10/1/48	5,906,383	6,301,092
FNMA, 5.00%, 7/1/31	17,169	18,832
FNMA, 5.50%, 5/1/33	4,886	5,539
FNMA, 5.00%, 9/1/33	745,588	852,558
FNMA, 5.00%, 11/1/33	4,387	4,890
FNMA, 5.00%, 9/1/35	11,995	13,664
FNMA, 6.00%, 4/1/37	5,678	6,550
FNMA, 6.00%, 7/1/37	5,902	6,707
FNMA, 6.00%, 8/1/37	4,408	5,088
FNMA, 5.50%, 1/1/39	8,801	10,054
FNMA, 5.50%, 3/1/39	1,050	1,202
FNMA, 4.50%, 5/1/39	1,327,182	1,475,026
FNMA, 5.00%, 8/1/39	2,966	3,396
FNMA, 4.50%, 3/1/40	1,506,974	1,676,788
FNMA, 5.00%, 8/1/40	738,452	845,407
FNMA, 3.50%, 10/1/40	2,032,962	2,196,663
FNMA, 3.50%, 12/1/40	26,651	28,796
FNMA, 4.50%, 9/1/41	12,720	14,150
FNMA, 3.50%, 5/1/42	35,640	38,622
FNMA, 3.50%, 6/1/42	20,853	22,728
FNMA, 3.50%, 9/1/42	14,939	16,190
FNMA, 3.50%, 7/1/47	4,084,204	4,344,370
GNMA, 6.00%, 7/15/33	3,438	3,996
GNMA, 5.00%, 3/20/36	20,933	23,572
GNMA, 5.50%, 1/15/39	2,882	3,317
GNMA, 5.50%, 9/15/39	14,124	15,854
GNMA, 4.50%, 10/15/39	6,330	7,076
GNMA, 5.00%, 10/15/39	9,570	10,776
GNMA, 4.50%, 1/15/40	7,211	7,973
GNMA, 4.00%, 12/15/40	7,999	8,662
GNMA, 4.50%, 12/15/40	27,291	30,479
GNMA, 4.50%, 7/20/41	1,187,667	1,308,992
GNMA, 3.50%, 6/20/42	4,609,195	5,054,093
GNMA, 2.50%, 7/20/46	3,854,783	4,090,538
GNMA, 2.50%, 2/20/47	615,285	652,796
		29,113,303
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $37,465,438)		38,607,232

	Principal Amount/Shares	Value
PREFERRED STOCKS — 2.0%
Banks — 0.1%
BNP Paribas SA, 4.50%(1)	1,753,000	$1,464,851
Capital Markets†
Charles Schwab Corp. (The), 5.375%	180,000	187,200
Diversified Telecommunication Services — 0.3%
Telefonica Europe BV, 3.00%	2,800,000	2,987,189
Insurance — 1.4%
Allianz SE, 3.375%	2,200,000	2,568,805
Assicurazioni Generali SpA, MTN, 4.60%	2,900,000	3,273,821
AXA SA, MTN, 6.69%	1,100,000	1,610,368
BNP Paribas Cardif SA, 4.03%	2,200,000	2,538,678
CNP Assurances, 4.00%	2,200,000	2,602,254
Credit Agricole Assurances SA, 4.25%	2,500,000	2,951,886
Intesa Sanpaolo Vita SpA, 4.75%	700,000	786,129
		16,331,941
Machinery†
Stanley Black & Decker, Inc., 4.00%	320,000	312,822
Oil, Gas and Consumable Fuels — 0.2%
TOTAL SA, MTN, 2.625%	2,192,000	2,387,597
TOTAL PREFERRED STOCKS (Cost $24,474,300)		23,671,600
MUNICIPAL SECURITIES — 1.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	$365,000	554,902
California State University Rev., 2.98%, 11/1/51	550,000	548,075
Chicago GO, 7.05%, 1/1/29	400,000	454,176
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	500,000	483,250
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	385,000	387,060
Los Angeles Community College District GO, 6.75%, 8/1/49	600,000	1,050,726
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/49	1,545,000	1,856,503
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	195,000	236,303
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	222,362
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	225,000	344,486
New York City Water & Sewer System Rev., 5.00%, 6/15/48	1,155,000	1,324,924
New York City Water & Sewer System Rev., 5.00%, 6/15/49	930,000	1,107,388
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	570,000	574,685
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/30	190,000	248,463
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/30	165,000	215,968
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/50	755,000	927,706
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	125,000	182,377
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	319,885
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	600,000	591,210

	Principal Amount	Value
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	$200,000	$264,438
Sacramento Municipal Utility District Rev., 5.00%, 8/15/50(3)	1,880,000	2,296,928
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	635,000	771,100
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	195,000	267,909
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	150,000	188,104
State of California GO, 4.60%, 4/1/38	110,000	123,562
State of California GO, 7.55%, 4/1/39	400,000	672,456
State of California GO, 7.30%, 10/1/39	90,000	143,015
University of Texas System (The) Rev., 5.00%, 8/15/40	705,000	1,046,805
TOTAL MUNICIPAL SECURITIES (Cost $16,753,670)		17,404,766
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	3,200,000	3,322,899
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.73%, 10/10/47	1,960,000	1,788,470
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	2,500,000	2,508,482
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	3,000,000	2,895,834
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	3,000,000	2,839,268
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,231,896)		13,354,953
BANK LOAN OBLIGATIONS(4) — 0.2%
Health Care Providers and Services — 0.1%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.90%, (1-month LIBOR plus 2.50%), 2/16/23	1,556,627	1,505,554
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 3.72%, (1-month LIBOR plus 3.00%), 6/2/25	1,295,473	1,256,609
TOTAL BANK LOAN OBLIGATIONS (Cost $2,846,189)		2,762,163
U.S. TREASURY SECURITIES — 0.1%
U.S. Treasury Bonds, 2.375%, 11/15/49(5) (Cost $622,668)	600,000	759,328
TEMPORARY CASH INVESTMENTS — 11.6%
Federal Home Loan Bank Discount Notes, 0.00%, 5/1/20(6)	25,000,000	25,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $35,384,138), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $34,666,070)		34,666,060
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 2.875%, 7/15/29 - 8/15/28, valued at $65,783,718), at 0.02%, dated 4/30/20, due 5/1/20 (Delivery value $64,486,036)		64,486,000
U.S. Treasury Bills, 0.02%, 6/18/20(5)(6)	6,000,000	5,999,320

	Principal Amount	Value
U.S. Treasury Bills, 0.06%, 7/2/20(5)(6)	$6,000,000	$5,999,083
TOTAL TEMPORARY CASH INVESTMENTS (Cost $136,151,280)		136,150,463
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,161,775,885)		1,167,404,229
OTHER ASSETS AND LIABILITIES — 0.1%		905,245
TOTAL NET ASSETS — 100.0%		$1,168,309,474

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,254,430	USD	1,392,832	UBS AG	6/17/20	$76,462
AUD	4,601,697	USD	2,802,157	UBS AG	6/17/20	196,936
USD	18,736,916	AUD	29,476,318	UBS AG	6/17/20	(473,870)
USD	2,862,067	AUD	4,737,658	UBS AG	6/17/20	(225,637)
USD	1,326,819	AUD	2,056,893	UBS AG	6/17/20	(13,732)
BRL	14,644,251	USD	2,988,013	Goldman Sachs & Co.	6/17/20	(303,947)
USD	2,937,074	BRL	14,644,251	Goldman Sachs & Co.	6/17/20	253,008
CAD	1,918,127	USD	1,323,841	Morgan Stanley	6/17/20	54,299
USD	20,728,286	CAD	28,652,502	Morgan Stanley	6/17/20	141,968
USD	1,733,496	CAD	2,415,843	Morgan Stanley	6/17/20	(2,245)
USD	1,358,735	CAD	1,921,469	Morgan Stanley	6/17/20	(21,806)
USD	2,229,300	CAD	3,146,634	Morgan Stanley	6/17/20	(31,502)
USD	3,263,933	CAD	4,596,451	Morgan Stanley	6/17/20	(38,536)
USD	1,466,760	CAD	2,055,298	Morgan Stanley	6/17/20	(9,935)
USD	8,661,410	CHF	8,117,647	UBS AG	6/17/20	241,415
USD	4,301,722	CHF	4,150,043	UBS AG	6/17/20	(2,893)
CLP	2,745,104,051	USD	3,229,534	Goldman Sachs & Co.	6/17/20	62,008
USD	3,181,722	CLP	2,732,462,683	Goldman Sachs & Co.	6/17/20	(94,662)
USD	53,947,712	CNY	380,277,421	Goldman Sachs & Co.	6/17/20	231,219
USD	228,006	CNY	1,619,753	Goldman Sachs & Co.	6/17/20	(794)
COP	6,144,002,603	USD	1,505,883	Goldman Sachs & Co.	6/17/20	39,979
COP	5,571,606,470	USD	1,375,535	Goldman Sachs & Co.	6/17/20	26,309
COP	11,233,916,193	USD	2,775,451	Goldman Sachs & Co.	6/17/20	51,058
USD	2,777,991	COP	11,234,194,168	Goldman Sachs & Co.	6/17/20	(48,589)
USD	1,493,751	COP	6,214,002,437	Goldman Sachs & Co.	6/17/20	(69,724)
USD	1,376,020	COP	5,501,328,661	Goldman Sachs & Co.	6/17/20	(8,142)
USD	1,444,627	COP	5,868,798,652	Goldman Sachs & Co.	6/17/20	(31,992)
CZK	37,406,649	USD	1,600,031	UBS AG	6/17/20	(86,609)
CZK	69,396,851	USD	2,839,711	UBS AG	6/17/20	(32,009)
CZK	35,116,534	USD	1,360,790	UBS AG	6/17/20	59,978
CZK	35,459,869	USD	1,388,460	UBS AG	6/17/20	46,198
USD	4,200,477	CZK	97,672,421	UBS AG	6/17/20	248,783
USD	2,711,123	CZK	70,443,115	UBS AG	6/17/20	(138,909)
USD	2,791,716	CZK	70,060,897	UBS AG	6/17/20	(42,853)
USD	2,539,703	DKK	16,778,266	Goldman Sachs & Co.	6/17/20	73,542
USD	8,666,621	DKK	59,916,684	Goldman Sachs & Co.	6/17/20	(140,260)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,159,704	DKK	8,004,607	Goldman Sachs & Co.	6/17/20	$(16,857)
USD	2,354,595	DKK	16,173,828	Goldman Sachs & Co.	6/17/20	(22,722)
EUR	772,783	USD	837,558	JPMorgan Chase Bank N.A.	5/20/20	9,531
EUR	689,596	USD	748,776	JPMorgan Chase Bank N.A.	5/20/20	7,126
USD	193,295,189	EUR	177,723,909	JPMorgan Chase Bank N.A.	5/20/20	(1,517,382)
USD	17,648,543	EUR	16,304,709	JPMorgan Chase Bank N.A.	5/20/20	(223,910)
USD	4,033,191	EUR	3,720,107	JPMorgan Chase Bank N.A.	5/20/20	(44,615)
GBP	678,185	USD	843,895	Bank of America N.A.	6/17/20	10,433
GBP	597,288	USD	736,687	Bank of America N.A.	6/17/20	15,733
USD	38,982,497	GBP	30,734,205	Bank of America N.A.	6/17/20	265,791
USD	738,472	GBP	613,461	Bank of America N.A.	6/17/20	(34,321)
HUF	872,777,961	USD	2,613,342	UBS AG	6/17/20	98,284
HUF	460,474,925	USD	1,423,231	UBS AG	6/17/20	7,415
USD	3,294,410	HUF	989,047,697	UBS AG	6/17/20	221,545
USD	1,089,939	HUF	355,908,732	UBS AG	6/17/20	(15,831)
USD	1,382,769	HUF	453,271,739	UBS AG	6/17/20	(25,497)
USD	1,475,114	HUF	488,808,680	UBS AG	6/17/20	(43,561)
IDR	98,620,606,132	USD	6,013,452	Goldman Sachs & Co.	6/17/20	446,422
IDR	50,184,375,989	USD	2,987,165	Goldman Sachs & Co.	6/17/20	300,026
USD	13,057,334	IDR	194,162,554,493	Goldman Sachs & Co.	6/17/20	339,245
USD	2,995,327	IDR	47,610,719,785	Goldman Sachs & Co.	6/17/20	(123,284)
ILS	5,642,443	USD	1,552,553	UBS AG	6/17/20	68,106
USD	1,579,935	ILS	5,709,886	UBS AG	6/17/20	(60,095)
INR	541,192,009	USD	7,158,624	Goldman Sachs & Co.	6/17/20	(24,368)
INR	214,002,095	USD	2,761,674	Goldman Sachs & Co.	6/17/20	59,406
USD	898,210	INR	70,132,229	Goldman Sachs & Co.	6/17/20	(26,307)
USD	5,968,070	INR	471,059,780	Goldman Sachs & Co.	6/17/20	(241,669)
USD	2,741,859	INR	214,002,095	Goldman Sachs & Co.	6/17/20	(79,221)
JPY	314,528,071	USD	2,926,891	Bank of America N.A.	5/20/20	4,482
USD	82,329,578	JPY	8,842,855,282	Bank of America N.A.	5/20/20	(85,017)
USD	771,565	KRW	927,343,919	Goldman Sachs & Co.	6/17/20	7,748
KZT	2,500,344,863	USD	6,030,740	Goldman Sachs & Co.	6/17/20	(234,687)
USD	2,627,698	KZT	1,300,710,386	Goldman Sachs & Co.	6/17/20	(387,481)
USD	1,284,119	KZT	609,956,717	Goldman Sachs & Co.	6/17/20	(129,822)
MXN	69,115,304	USD	2,988,253	JPMorgan Chase Bank N.A.	6/17/20	(140,289)
MXN	39,026,592	USD	1,586,576	JPMorgan Chase Bank N.A.	6/17/20	21,553
USD	1,906,404	MXN	46,470,514	JPMorgan Chase Bank N.A.	6/17/20	(8,459)
USD	2,075,389	MXN	46,937,837	Morgan Stanley	6/17/20	141,270
USD	4,576,159	MYR	19,551,640	Goldman Sachs & Co.	6/17/20	49,522
NOK	11,955,581	USD	1,063,215	Goldman Sachs & Co.	6/17/20	104,021
NOK	28,068,986	USD	2,687,443	Goldman Sachs & Co.	6/17/20	52,962
NOK	15,470,642	USD	1,486,516	Goldman Sachs & Co.	6/17/20	23,900
USD	3,325,947	NOK	33,639,290	Goldman Sachs & Co.	6/17/20	41,707
USD	1,355,518	NOK	14,311,424	Goldman Sachs & Co.	6/17/20	(41,722)
USD	1,377,499	NOK	14,819,365	Goldman Sachs & Co.	6/17/20	(69,332)
NZD	2,624,164	USD	1,626,221	UBS AG	6/17/20	(16,897)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	2,398,774	USD	1,424,090	UBS AG	6/17/20	$47,009
USD	1,552,796	NZD	2,625,006	UBS AG	6/17/20	(57,044)
PEN	5,557,384	USD	1,552,125	Goldman Sachs & Co.	6/17/20	89,860
USD	10,921,980	PEN	39,040,617	Goldman Sachs & Co.	6/17/20	(612,965)
USD	825,435	PEN	2,858,070	Goldman Sachs & Co.	6/17/20	(19,010)
PHP	84,971,403	USD	1,646,733	Goldman Sachs & Co.	6/17/20	32,868
USD	1,650,475	PHP	84,971,403	Goldman Sachs & Co.	6/17/20	(29,126)
USD	1,778,709	PLN	6,876,665	UBS AG	6/17/20	121,690
USD	1,565,510	PLN	6,444,421	UBS AG	6/17/20	12,646
RUB	111,836,021	USD	1,455,819	Goldman Sachs & Co.	6/17/20	36,518
USD	1,529,101	RUB	116,509,879	Goldman Sachs & Co.	6/17/20	(25,604)
USD	5,428,147	RUB	437,780,040	Goldman Sachs & Co.	6/17/20	(413,580)
USD	544,972	RUB	43,974,334	Goldman Sachs & Co.	6/17/20	(41,821)
SEK	49,081,639	USD	5,076,606	Goldman Sachs & Co.	6/17/20	(43,512)
SEK	15,698,873	USD	1,559,184	Goldman Sachs & Co.	6/17/20	50,663
USD	1,847,620	SEK	18,811,543	Goldman Sachs & Co.	6/17/20	(81,416)
USD	1,321,356	SEK	13,739,206	Goldman Sachs & Co.	6/17/20	(87,535)
USD	1,676,200	SEK	17,003,754	Goldman Sachs & Co.	6/17/20	(67,456)
USD	4,973,843	SGD	6,977,804	Bank of America N.A.	6/17/20	24,690
USD	10,522,384	THB	332,980,833	Goldman Sachs & Co.	6/17/20	230,756
ZAR	25,172,619	USD	1,435,038	UBS AG	6/17/20	(82,979)
ZAR	81,265,030	USD	4,624,754	UBS AG	6/17/20	(259,890)
USD	6,441,650	ZAR	107,420,947	UBS AG	6/17/20	671,912
						$(1,835,928)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-OAT 10-Year Bonds	69	June 2020	EUR	6,900,000	$12,765,848	$(187,296)
Japanese 10-Year Government Bonds	11	June 2020	JPY	1,100,000,000	15,661,277	(156,930)
Japanese 10-Year Mini Government Bonds	560	June 2020	JPY	5,600,000,000	79,709,267	(941,976)
Korean Treasury 10-Year Bonds	142	June 2020	KRW	14,200,000,000	15,388,141	(198,354)
U.S. Treasury 2-Year Notes	355	June 2020	USD	71,000,000	78,252,539	382,892
U.S. Treasury Long Bonds	301	June 2020	USD	30,100,000	54,490,406	746,499
U.S. Treasury Ultra Bonds	69	June 2020	USD	6,900,000	15,509,906	1,605,712
					$271,777,384	$1,250,547

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	353	June 2020	USD	35,300,000	$49,089,062	$(957,411)
U.S. Treasury 10-Year Ultra Notes	39	June 2020	USD	3,900,000	6,124,219	(115,260)
					$55,213,281	$(1,072,671)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$45,300,000	$2,082,111	$30,593	$2,112,704
Markit CDX North America Investment Grade Index Series 34	Buy	(1.00)%	6/20/25	$27,000,000	515,196	(718,199)	(203,003)
					$2,597,307	$(687,606)	$1,909,701

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A./ Republic of South Africa Government International Bond(7)	Buy	(1.00)%	6/20/25	$20,300,000	$2,809,546	$90,287	$2,899,833

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,750,000	$(473)	$(314,959)	$(315,432)
CPURNSA	Receive	1.87%	11/25/29	$19,500,000	(680)	(1,158,897)	(1,159,577)
					$(1,153)	$(1,473,856)	$(1,475,009)

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation	ILS	-	Israeli Shekel
AUD	-	Australian Dollar	INR	-	Indian Rupee
BRL	-	Brazilian Real	JPY	-	Japanese Yen
CAD	-	Canadian Dollar	KRW	-	South Korean Won
CDX	-	Credit Derivatives Indexes	KZT	-	Kazakhstani Tenge
CHF	-	Swiss Franc	LIBOR	-	London Interbank Offered Rate
CLP	-	Chilean Peso	MTN	-	Medium Term Note
CNY	-	Chinese Yuan	MXN	-	Mexican Peso
COP	-	Colombian Peso	MYR	-	Malaysian Ringgit
CPI	-	Consumer Price Index	NOK	-	Norwegian Krone
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index	NZD	-	New Zealand Dollar
CZK	-	Czech Koruna	PEN	-	Peruvian Sol
DKK	-	Danish Krone	PHP	-	Philippine Peso
EUR	-	Euro	PLN	-	Polish Zloty
FHLMC		Federal Home Loan Mortgage Corporation	RUB	-	Russian Ruble
FNMA	-	Federal National Mortgage Association	SEK	-	Swedish Krona
GBP	-	British Pound	SEQ	-	Sequential Payer
GNMA	-	Government National Mortgage Association	SGD	-	Singapore Dollar
GO	-	General Obligation	THB	-	Thai Baht
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index	USD	-	United States Dollar
HUF	-	Hungarian Forint	VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

IDR	-	Indonesian Rupiah	ZAR	-	South African Rand
 † Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $281,785,420, which represented 24.1% of total net assets.

(2)	Security is a zero-coupon bond.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,426,497.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $3,072,642.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,161,775,885)	$1,167,404,229
Foreign currency holdings, at value (cost of $217,086)	224,269
Foreign deposits with broker for futures contracts, at value (cost of $659,609)	643,037
Receivable for investments sold	1,132,464
Receivable for capital shares sold	343,374
Receivable for variation margin on futures contracts	121,605
Unrealized appreciation on forward foreign currency exchange contracts	5,418,002
Swap agreements, at value (including net premiums paid (received) of $2,809,546)	2,899,833
Interest receivable	8,446,307
1,186,633,120

Liabilities
Disbursements in excess of demand deposit cash	117,608
Payable for investments purchased	10,323,488
Payable for capital shares redeemed	61,904
Payable for variation margin on futures contracts	267,071
Payable for variation margin on swap agreements	94,276
Unrealized depreciation on forward foreign currency exchange contracts	7,253,930
Accrued management fees	204,279
Distribution and service fees payable	1,090
18,323,646

Net Assets	$1,168,309,474

Net Assets Consist of:
Capital paid in	$1,155,094,610
Distributable earnings	13,214,864
$1,168,309,474

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$245,090,455	24,291,653	$10.09
I Class	$14,442,032	1,427,977	$10.11
Y Class	$32,759,368	3,235,984	$10.12
A Class	$1,740,727	173,069	$10.06*
C Class	$852,342	85,435	$9.98
R Class	$203,249	20,267	$10.03
R5 Class	$16,991,120	1,681,255	$10.11
R6 Class	$7,542,742	746,382	$10.11
G Class	$848,687,439	83,753,775	$10.13
*Maximum offering price $10.53 (net asset value divided by 0.955).

 See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $59,416)	$14,854,003

Expenses:
Management fees	4,031,946
Distribution and service fees:
A Class	2,225
C Class	4,574
R Class	433
Trustees' fees and expenses	47,412
Other expenses	15,947
4,102,537
Fees waived - G Class	(2,665,906)
1,436,631

Net investment income (loss)	13,417,372

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,793,709
Forward foreign currency exchange contract transactions	9,065,078
Futures contract transactions	(1,467,107)
Swap agreement transactions	(1,025,152)
Foreign currency translation transactions	(28,115)
10,338,413

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $24,236)	(43,569,623)
Forward foreign currency exchange contracts	5,305,863
Futures contracts	2,686,377
Swap agreements	(522,245)
Translation of assets and liabilities in foreign currencies	(77,374)
(36,177,002)

Net realized and unrealized gain (loss)	(25,838,589)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,421,217)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$13,417,372	$36,584,823
Net realized gain (loss)	10,338,413	17,715,638
Change in net unrealized appreciation (depreciation)	(36,177,002)	86,741,193
Net increase (decrease) in net assets resulting from operations	(12,421,217)	141,041,654

Distributions to Shareholders
From earnings:
Investor Class	(5,639,107)	(16,405,150)
I Class	(355,255)	(615,552)
Y Class	(662,820)	(567,195)
A Class	(30,304)	(91,125)
C Class	(7,982)	(51,838)
R Class	(2,299)	(5,095)
R5 Class	(450,179)	(1,690,459)
R6 Class	(161,761)	(50,933)
G Class	(29,238,339)	(64,316,773)
Decrease in net assets from distributions	(36,548,046)	(83,794,120)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(106,846,750)	(166,807,847)

Net increase (decrease) in net assets	(155,816,013)	(109,560,313)

Net Assets
Beginning of period	1,324,125,487	1,433,685,800
End of period	$1,168,309,474	$1,324,125,487

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 90% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
0.83%	0.73%	0.63%	0.83%	0.83%	0.83%	0.63%	0.58%	0.00%(1)

(1)	The annual management fee before waiver was 0.58%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2020 totaled $571,921,756, of which $82,521,509 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 totaled $753,995,094, of which $165,404,633 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,030,243	$10,636,839	1,997,789	$19,857,297
Issued in reinvestment of distributions	550,210	5,632,557	1,716,713	16,394,607
Redeemed	(3,835,521)	(38,799,336)	(7,006,124)	(70,265,739)
	(2,255,068)	(22,529,940)	(3,291,622)	(34,013,835)
I Class
Sold	555,527	5,688,835	1,687,851	16,945,935
Issued in reinvestment of distributions	32,923	337,684	61,192	585,606
Redeemed	(768,312)	(7,953,108)	(1,192,113)	(12,007,937)
	(179,862)	(1,926,589)	556,930	5,523,604
Y Class
Sold	797,622	8,201,989	2,030,025	20,541,909
Issued in reinvestment of distributions	64,539	662,820	59,206	567,195
Redeemed	(395,254)	(4,063,851)	(103,366)	(1,043,438)
	466,907	4,800,958	1,985,865	20,065,666
A Class
Sold	12,982	131,629	48,278	484,001
Issued in reinvestment of distributions	2,770	28,273	9,184	87,524
Redeemed	(29,522)	(303,600)	(46,299)	(459,718)
	(13,770)	(143,698)	11,163	111,807
C Class
Sold	9,497	94,382	28,973	282,031
Issued in reinvestment of distributions	617	6,257	5,061	47,873
Redeemed	(25,212)	(251,336)	(54,871)	(546,195)
	(15,098)	(150,697)	(20,837)	(216,291)
R Class
Sold	7,135	72,267	11,767	117,227
Issued in reinvestment of distributions	226	2,299	536	5,095
Redeemed	(3,018)	(30,914)	(6,105)	(60,187)
	4,343	43,652	6,198	62,135
R5 Class
Sold	10,913	112,533	2,506	25,617
Issued in reinvestment of distributions	43,930	450,179	176,642	1,690,459
Redeemed	(339,844)	(3,422,026)	(1,079,419)	(10,501,211)
	(285,001)	(2,859,314)	(900,271)	(8,785,135)
R6 Class
Sold	139,970	1,447,365	668,657	6,614,627
Issued in reinvestment of distributions	15,780	161,761	5,328	50,933
Redeemed	(99,940)	(1,014,878)	(84,288)	(854,504)
	55,810	594,248	589,697	5,811,056
G Class
Sold	6,334,177	65,495,373	5,616,340	56,073,674
Issued in reinvestment of distributions	2,847,606	29,238,339	6,713,651	64,316,773
Redeemed	(17,477,382)	(179,409,082)	(27,235,933)	(275,757,301)
	(8,295,599)	(84,675,370)	(14,905,942)	(155,366,854)
Net increase (decrease)	(10,517,338)	$(106,846,750)	(15,968,819)	$(166,807,847)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$434,940,196	—
Corporate Bonds	—	363,986,924	—
Asset-Backed Securities	—	51,882,794	—
Collateralized Mortgage Obligations	—	44,941,523	—
Collateralized Loan Obligations	—	38,942,287	—
U.S. Government Agency Mortgage-Backed Securities	—	38,607,232	—
Preferred Stocks	—	23,671,600	—
Municipal Securities	—	17,404,766	—
Commercial Mortgage-Backed Securities	—	13,354,953	—
Bank Loan Obligations	—	2,762,163	—
U.S. Treasury Securities	—	759,328	—
Temporary Cash Investments	—	136,150,463	—
	—	$1,167,404,229	—
Other Financial Instruments
Futures Contracts	$2,735,103	—	—
Swap Agreements	—	$5,012,537	—
Forward Foreign Currency Exchange Contracts	—	5,418,002	—
	$2,735,103	$10,430,539	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,072,671	$1,484,556	—
Swap Agreements	—	1,678,012	—
Forward Foreign Currency Exchange Contracts	—	7,253,930	—
	$1,072,671	$10,416,498	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $50,452,600.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $840,450,682.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $242,615,687 futures contracts purchased and $36,116,667 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $230,260,888.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $26,250,000.

Value of Derivative Instruments as of April 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$17,614
Credit Risk	Swap agreements	$2,899,833	Swap agreements	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	5,418,002	Unrealized depreciation on forward foreign currency exchange contracts	7,253,930
Interest Rate Risk	Receivable for variation margin on futures contracts*	121,605	Payable for variation margin on futures contracts*	267,071
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	76,662
		$8,439,440		$7,615,277

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(2,015,496)	Change in net unrealized appreciation (depreciation) on swap agreements	$603,602
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	9,065,078	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	5,305,863
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,467,107)	Change in net unrealized appreciation (depreciation) on futures contracts	2,686,377
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	990,344	Change in net unrealized appreciation (depreciation) on swap agreements	284,448
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(1,410,295)
		$6,572,819		$7,469,995

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,162,439,809
Gross tax appreciation of investments	$36,206,416
Gross tax depreciation of investments	(31,241,996)
Net tax appreciation (depreciation) of investments	$4,964,420

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2019, the fund had accumulated long-term capital losses of (5,474,005), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$10.44	0.08	(0.22)	(0.14)	(0.21)	—	(0.21)	$10.09	(1.39)%	0.84%(4)	0.84%(4)	1.51%(4)	1.51%(4)	47%	$245,090
2019	$10.03	0.21	0.78	0.99	(0.58)	—	(0.58)	$10.44	10.36%	0.84%	0.84%	2.10%	2.10%	46%	$277,044
2018	$10.36	0.23	(0.36)	(0.13)	(0.17)	(0.03)	(0.20)	$10.03	(1.33)%	0.84%	0.93%	2.26%	2.17%	78%	$299,230
2017	$10.28	0.13	0.09	0.22	(0.11)	(0.03)	(0.14)	$10.36	2.23%	0.84%	0.96%	1.32%	1.20%	130%	$294,535
2016	$9.86	0.12	0.34	0.46	(0.04)	—	(0.04)	$10.28	4.72%	0.84%	0.96%	1.18%	1.06%	106%	$263,312
2015(5)	$9.71	0.04	0.11	0.15	—	—	—	$9.86	1.54%	0.87%(4)	0.96%(4)	1.08%(4)	0.99%(4)	37%	$224,271
2015	$9.93	0.08	0.14(6)	0.22	(0.44)	—	(0.44)	$9.71	2.18%	0.95%	0.95%	0.73%	0.73%	114%	$219,606
I Class
2020(3)	$10.47	0.08	(0.22)	(0.14)	(0.22)	—	(0.22)	$10.11	(1.36)%	0.74%(4)	0.74%(4)	1.61%(4)	1.61%(4)	47%	$14,442
2019	$10.06	0.22	0.78	1.00	(0.59)	—	(0.59)	$10.47	10.44%	0.74%	0.74%	2.20%	2.20%	46%	$16,830
2018	$10.38	0.24	(0.35)	(0.11)	(0.18)	(0.03)	(0.21)	$10.06	(1.16)%	0.74%	0.83%	2.36%	2.27%	78%	$10,569
2017(7)	$10.14	0.09	0.15	0.24	—	—	—	$10.38	2.37%	0.74%(4)	0.86%(4)	1.51%(4)	1.39%(4)	130%(8)	$11,856

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$10.49	0.09	(0.23)	(0.14)	(0.23)	—	(0.23)	$10.12	(1.34)%	0.64%(4)	0.64%(4)	1.71%(4)	1.71%(4)	47%	$32,759
2019	$10.07	0.22	0.80	1.02	(0.60)	—	(0.60)	$10.49	10.65%	0.64%	0.64%	2.30%	2.30%	46%	$29,035
2018	$10.39	0.27	(0.38)	(0.11)	(0.18)	(0.03)	(0.21)	$10.07	(1.09)%	0.64%	0.73%	2.46%	2.37%	78%	$7,891
2017(7)	$10.14	0.09	0.16	0.25	—	—	—	$10.39	2.47%	0.64%(4)	0.76%(4)	1.59%(4)	1.47%(4)	130%(8)	$5
A Class
2020(3)	$10.39	0.06	(0.21)	(0.15)	(0.18)	—	(0.18)	$10.06	(1.50)%	1.09%(4)	1.09%(4)	1.26%(4)	1.26%(4)	47%	$1,741
2019	$9.98	0.18	0.78	0.96	(0.55)	—	(0.55)	$10.39	10.12%	1.09%	1.09%	1.85%	1.85%	46%	$1,941
2018	$10.31	0.20	(0.36)	(0.16)	(0.14)	(0.03)	(0.17)	$9.98	(1.59)%	1.09%	1.18%	2.01%	1.92%	78%	$1,753
2017	$10.24	0.10	0.09	0.19	(0.09)	(0.03)	(0.12)	$10.31	1.88%	1.09%	1.21%	1.07%	0.95%	130%	$2,157
2016	$9.83	0.09	0.36	0.45	(0.04)	—	(0.04)	$10.24	4.55%	1.09%	1.21%	0.93%	0.81%	106%	$9,284
2015(5)	$9.69	0.03	0.11	0.14	—	—	—	$9.83	1.44%	1.12%(4)	1.21%(4)	0.83%(4)	0.74%(4)	37%	$5,506
2015	$9.91	0.13	0.06(6)	0.19	(0.41)	—	(0.41)	$9.69	1.93%	1.20%	1.20%	0.48%	0.48%	114%	$3,033

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$10.25	0.03	(0.22)	(0.19)	(0.08)	—	(0.08)	$9.98	(1.83)%	1.84%(4)	1.84%(4)	0.51%(4)	0.51%(4)	47%	$852
2019	$9.85	0.11	0.76	0.87	(0.47)	—	(0.47)	$10.25	9.27%	1.84%	1.84%	1.10%	1.10%	46%	$1,030
2018	$10.17	0.12	(0.34)	(0.22)	(0.07)	(0.03)	(0.10)	$9.85	(2.27)%	1.84%	1.93%	1.26%	1.17%	78%	$1,196
2017	$10.10	0.03	0.08	0.11	(0.01)	(0.03)	(0.04)	$10.17	1.13%	1.84%	1.96%	0.32%	0.20%	130%	$1,824
2016	$9.75	0.02	0.34	0.36	(0.01)	—	(0.01)	$10.10	3.72%	1.84%	1.96%	0.18%	0.06%	106%	$4,646
2015(5)	$9.64	—(9)	0.11	0.11	—	—	—	$9.75	1.14%	1.87%(4)	1.96%(4)	0.08%(4)	(0.01)%(4)	37%	$549
2015	$9.85	0.07	0.06(6)	0.13	(0.34)	—	(0.34)	$9.64	1.26%	1.95%	1.95%	(0.27)%	(0.27)%	114%	$629
R Class
2020(3)	$10.34	0.05	(0.21)	(0.16)	(0.15)	—	(0.15)	$10.03	(1.61)%	1.34%(4)	1.34%(4)	1.01%(4)	1.01%(4)	47%	$203
2019	$9.94	0.15	0.77	0.92	(0.52)	—	(0.52)	$10.34	9.77%	1.34%	1.34%	1.60%	1.60%	46%	$165
2018	$10.26	0.17	(0.34)	(0.17)	(0.12)	(0.03)	(0.15)	$9.94	(1.75)%	1.34%	1.43%	1.76%	1.67%	78%	$97
2017	$10.19	0.09	0.07	0.16	(0.06)	(0.03)	(0.09)	$10.26	1.63%	1.34%	1.46%	0.82%	0.70%	130%	$146
2016	$9.80	0.07	0.35	0.42	(0.03)	—	(0.03)	$10.19	4.28%	1.34%	1.46%	0.68%	0.56%	106%	$48
2015(5)	$9.67	0.02	0.11	0.13	—	—	—	$9.80	1.34%	1.37%(4)	1.46%(4)	0.58%(4)	0.49%(4)	37%	$25
2015	$9.89	0.12	0.05(6)	0.17	(0.39)	—	(0.39)	$9.67	1.67%	1.45%	1.45%	0.23%	0.23%	114%	$25

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$10.47	0.09	(0.22)	(0.13)	(0.23)	—	(0.23)	$10.11	(1.24)%	0.64%(4)	0.64%(4)	1.71%(4)	1.71%(4)	47%	$16,991
2019	$10.06	0.23	0.78	1.01	(0.60)	—	(0.60)	$10.47	10.55%	0.64%	0.64%	2.30%	2.30%	46%	$20,582
2018	$10.39	0.25	(0.36)	(0.11)	(0.19)	(0.03)	(0.22)	$10.06	(1.13)%	0.64%	0.73%	2.46%	2.37%	78%	$28,832
2017	$10.31	0.15	0.10	0.25	(0.14)	(0.03)	(0.17)	$10.39	2.43%	0.64%	0.76%	1.52%	1.40%	130%	$32,206
2016	$9.87	0.14	0.35	0.49	(0.05)	—	(0.05)	$10.31	4.98%	0.64%	0.76%	1.38%	1.26%	106%	$833,757
2015(5)	$9.72	0.04	0.12	0.16	(0.01)	—	(0.01)	$9.87	1.61%	0.67%(4)	0.76%(4)	1.28%(4)	1.19%(4)	37%	$720,700
2015	$9.95	0.09	0.14(6)	0.23	(0.46)	—	(0.46)	$9.72	2.28%	0.75%	0.75%	0.93%	0.93%	114%	$728,768
R6 Class
2020(3)	$10.47	0.09	(0.21)	(0.12)	(0.24)	—	(0.24)	$10.11	(1.18)%	0.59%(4)	0.59%(4)	1.76%(4)	1.76%(4)	47%	$7,543
2019	$10.06	0.22	0.79	1.01	(0.60)	—	(0.60)	$10.47	10.62%	0.59%	0.59%	2.35%	2.35%	46%	$7,231
2018	$10.39	0.25	(0.36)	(0.11)	(0.19)	(0.03)	(0.22)	$10.06	(1.08)%	0.59%	0.68%	2.51%	2.42%	78%	$1,015
2017	$10.32	0.16	0.08	0.24	(0.14)	(0.03)	(0.17)	$10.39	2.38%	0.59%	0.71%	1.57%	1.45%	130%	$1,489
2016	$9.87	0.14	0.36	0.50	(0.05)	—	(0.05)	$10.32	5.10%	0.59%	0.71%	1.43%	1.31%	106%	$94,808
2015(5)	$9.72	0.04	0.12	0.16	(0.01)	—	(0.01)	$9.87	1.64%	0.62%(4)	0.71%(4)	1.33%(4)	1.24%(4)	37%	$56,798
2015	$9.95	0.09	0.14(6)	0.23	(0.46)	—	(0.46)	$9.72	2.34%	0.70%	0.70%	0.98%	0.98%	114%	$53,780

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$10.54	0.12	(0.22)	(0.10)	(0.31)	—	(0.31)	$10.13	(0.97)%	0.01%(4)	0.59%(4)	2.34%(4)	1.76%(4)	47%	$848,687
2019	$10.13	0.30	0.77	1.07	(0.66)	—	(0.66)	$10.54	11.21%	0.01%	0.59%	2.93%	2.35%	46%	$970,268
2018	$10.41	0.32	(0.37)	(0.05)	(0.20)	(0.03)	(0.23)	$10.13	(0.49)%	0.01%	0.68%	3.09%	2.42%	78%	$1,083,103
2017(10)	$10.29	0.06	0.06	0.12	—	—	—	$10.41	1.17%	0.01%(4)	0.71%(4)	2.27%(4)	1.57%(4)	130%(8)	$1,007,151

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)
July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period. For the years before October 31, 2015, the fund's fiscal year end was June 30.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	April 10, 2017 (commencement of sale) through October 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(9)	Per-share amount was less than $0.005.

(10)	July 28, 2017 (commencement of sale) through October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92372 2006

Semiannual Report

April 30, 2020

International Bond Fund
Investor Class (BEGBX)
I Class (AIBHX)
Y Class (AIBYX)
A Class (AIBDX)
C Class (AIQCX)
R Class (AIBRX)
R5 Class (AIDIX)
R6 Class (AIDDX)
G Class (AIBGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Key U.S. stock benchmarks rose to record highs in mid-February. But that optimistic tone quickly collapsed. The COVID-19 outbreak originating in China rapidly spread worldwide, triggering health care crises, stay-at-home orders, shutdowns and recession fears. Stocks, corporate bonds and other riskier assets sold off sharply, while U.S. Treasuries rallied in a global flight to quality. Central banks and federal governments stepped in quickly and aggressively to stabilize global financial systems and provide financial relief.

Despite record U.S. unemployment and a first-quarter contraction in U.S. gross domestic product, market performance reversed again in April. Supported by significant fiscal and monetary stimulus and improving virus data, nearly every asset class delivered robust one-month gains. For U.S. large-cap growth stocks, the April rally generally led to solid gains for the six-month reporting period. Other stock and risk-asset indices also rallied in April but not enough to reverse earlier losses. Meanwhile, most U.S. and global bond indices delivered gains for the six-month period.

Promoting Health and Safety Remains Our Focus

With global COVID-19 infection rates slowing, segments of the economy are starting to reopen. But the return to normal, pre-pandemic life will take time and patience. We are monitoring the situation closely, and we continue to follow social distancing, work-from-home and other mandates from all relevant authorities. Additionally, our Business Continuity Plan ensures that we maintain regular business operations and the delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather volatile markets, and we’re confident we will meet these current challenges. In the meantime, the health and safety of you, your family and our employees remain paramount.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2020
Portfolio at a Glance
Average Duration (effective)	8.5 years
Weighted Average Life to Maturity	10.6 years

Bond Holdings by Country	% of net assets
Japan	16.5%
United States	11.0%
China	7.1%
United Kingdom	6.6%
Italy	5.2%
Canada	5.0%
France	4.8%
Spain	4.4%
Australia	3.0%
Cayman Islands	2.5%
Other Countries	26.4%
Cash and Equivalents*	7.5%
*Includes temporary cash investments and other assets and liabilities

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	65.4%
Corporate Bonds	19.4%
Preferred Stocks	3.0%
Asset-Backed Securities	2.4%
Collateralized Loan Obligations	1.9%
Bank Loan Obligations	0.2%
Collateralized Mortgage Obligations	0.2%
Temporary Cash Investments	7.0%
Other Assets and Liabilities	0.5%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$960.50	$3.95	0.81%
I Class	$1,000	$961.40	$3.46	0.71%
Y Class	$1,000	$961.50	$2.97	0.61%
A Class	$1,000	$960.00	$5.17	1.06%
C Class	$1,000	$956.30	$8.80	1.81%
R Class	$1,000	$958.20	$6.38	1.31%
R5 Class	$1,000	$962.20	$2.98	0.61%
R6 Class	$1,000	$962.30	$2.73	0.56%
G Class	$1,000	$964.80	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.84	$4.07	0.81%
I Class	$1,000	$1,021.33	$3.57	0.71%
Y Class	$1,000	$1,021.83	$3.07	0.61%
A Class	$1,000	$1,019.59	$5.32	1.06%
C Class	$1,000	$1,015.86	$9.07	1.81%
R Class	$1,000	$1,018.35	$6.57	1.31%
R5 Class	$1,000	$1,021.83	$3.07	0.61%
R6 Class	$1,000	$1,022.08	$2.82	0.56%
G Class	$1,000	$1,024.81	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 65.4%
Australia — 3.0%
Australia Government Bond, 2.75%, 4/21/24	AUD	20,347,000	$14,530,892
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,110,000	3,031,435
			17,562,327
Austria — 1.5%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,350,000	2,841,623
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,018,000	2,371,550
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,860,000	3,430,808
			8,643,981
Belgium — 0.8%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	512,000	977,607
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	2,808,000	3,846,896
			4,824,503
Canada — 4.7%
Canadian Government Bond, 2.75%, 12/1/48	CAD	750,000	753,303
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,071,000	8,698,523
Province of Ontario Canada, MTN, 1.65%, 6/8/20	JPY	100,000,000	933,031
Province of Quebec Canada, 3.00%, 9/1/23	CAD	8,059,000	6,217,522
Province of Quebec Canada, 5.75%, 12/1/36	CAD	7,927,000	8,788,637
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	859,037
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,220,000	1,134,702
			27,384,755
China — 7.1%
China Development Bank, 3.50%, 8/13/26	CNY	128,500,000	19,207,287
China Government Bond, 3.25%, 6/6/26	CNY	104,500,000	15,718,315
China Government Bond, 3.29%, 5/23/29	CNY	15,000,000	2,252,574
China Government Bond, 3.86%, 7/22/49	CNY	24,800,000	3,869,055
			41,047,231
Czech Republic — 0.4%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	50,200,000	2,226,220
Denmark — 1.1%
Denmark Government Bond, 0.50%, 11/15/27	DKK	2,887,000	454,135
Denmark Government Bond, 0.50%, 11/15/29(1)	DKK	23,200,000	3,691,250
Denmark Government Bond, 4.50%, 11/15/39	DKK	8,500,000	2,363,517
			6,508,902
Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 1/25/27		$1,200,000	1,090,200
Egypt — 0.7%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$4,400,000	4,297,467
Finland — 1.6%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,312,000	4,482,083
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	1,700,000	1,874,873

6

		Principal Amount/Shares	Value
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,010,000	$2,876,548
			9,233,504
France — 2.3%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	237	287
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	157,000	259,983
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	1,600,000	1,768,922
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,173,000	7,504,137
French Republic Government Inflation Linked Bond OAT, 0.10%, 3/1/28	EUR	3,376,035	3,894,391
			13,427,720
Ghana — 0.2%
Ghana Government International Bond, 7.875%, 3/26/27		$1,400,000	1,118,558
Indonesia — 0.5%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	41,300,000,000	2,865,847
Ireland — 2.3%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,499,000	5,644,813
Ireland Government Bond, 1.10%, 5/15/29	EUR	3,100,000	3,710,490
Ireland Government Bond, 0.40%, 5/15/35	EUR	3,850,000	4,183,652
			13,538,955
Italy — 4.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	7,255,000	8,044,166
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	7,998,000	9,098,046
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	4,291,000	6,540,363
			23,682,575
Japan — 16.5%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	729,350,000	7,005,159
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,311,150,000	29,171,023
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,122,900,000	26,626,131
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	1,414,950,000	15,174,279
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	363,000,000	3,379,601
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	1,563,679,050	14,534,500
			95,890,693
Jordan — 0.2%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,500,000	1,396,862
Malaysia — 0.8%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	17,700,000	4,417,034
Mexico — 1.1%
Mexican Bonos, 5.75%, 3/5/26	MXN	62,500,000	2,573,882
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,738,318
			6,312,200
Netherlands — 1.6%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	6,728,000	7,859,564
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	735,000	1,410,002
			9,269,566
Norway — 0.4%
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	20,450,000	2,207,502

7

		Principal Amount/Shares	Value
Peru — 0.6%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	10,600,000	$3,489,558
Poland — 0.5%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	10,430,000	2,803,803
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	800,000	1,326,751
Russia — 0.8%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	97,000,000	1,407,286
Russian Federal Bond - OFZ, 8.50%, 9/17/31	RUB	200,300,000	3,236,160
			4,643,446
Singapore — 0.9%
Singapore Government Bond, 3.125%, 9/1/22	SGD	7,225,000	5,445,988
Spain — 4.2%
Spain Government Bond, 0.00%, 4/30/23(2)	EUR	5,000,000	5,494,776
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,090,000	2,647,303
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,192,000	4,912,546
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,423,000	5,152,658
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	650,000	790,169
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	354,000	688,530
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,415,000	4,798,607
			24,484,589
Sweden — 0.2%
Sweden Government Bond, 3.50%, 3/30/39	SEK	8,000,000	1,304,167
Switzerland — 1.5%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	2,908,000	3,376,137
Swiss Confederation Government Bond, 0.50%, 5/27/30	CHF	2,000,000	2,299,055
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,815,000	2,766,060
			8,441,252
Thailand — 1.5%
Thailand Government Bond, 3.625%, 6/16/23	THB	50,000,000	1,681,492
Thailand Government Bond, 3.85%, 12/12/25	THB	194,400,000	6,941,548
			8,623,040
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$1,400,000	1,180,329
Turkey — 0.3%
Turkey Government International Bond, 6.875%, 3/17/36		$2,000,000	1,812,500
United Kingdom — 3.4%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	3,646,000	8,383,615
United Kingdom Gilt, 4.25%, 12/7/49	GBP	1,672,000	4,221,067
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,603,000	7,308,986
			19,913,668
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $356,556,577)			380,415,693
CORPORATE BONDS — 19.4%
Canada — 0.3%
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)		$750,000	721,725

8

		Principal Amount/Shares	Value
Mattamy Group Corp., 4.625%, 3/1/30(1)		$1,065,000	$960,140
			1,681,865
Cayman Islands — 0.4%
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		2,370,000	2,371,351
France — 0.6%
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	600,000	731,821
Carrefour SA, MTN, 0.75%, 4/26/24	EUR	200,000	219,866
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	300,000	331,378
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,205,327
			3,488,392
Germany — 1.2%
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	600,000	681,756
E.ON SE, MTN, 1.625%, 5/22/29	EUR	1,000,000	1,192,363
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,165,000	3,945,747
Kreditanstalt fuer Wiederaufbau, MTN, 0.01%, 5/5/27	EUR	1,000,000	1,117,959
			6,937,825
Italy — 0.5%
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,400,000	1,619,296
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	900,000	869,614
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$640,000	643,284
			3,132,194
Luxembourg — 2.4%
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	5,605,000	6,726,517
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	3,600,000	4,115,851
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,830,000	3,048,415
			13,890,783
Mexico — 0.2%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		$1,200,000	1,042,920
Multinational — 0.4%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		1,625,000	1,585,838
NXP BV / NXP Funding, LLC / NXP USA, Inc., 2.70%, 5/1/25(1)(3)		110,000	111,465
NXP BV / NXP Funding, LLC / NXP USA, Inc., 3.15%, 5/1/27(1)(3)		200,000	202,579
NXP BV / NXP Funding, LLC / NXP USA, Inc., 3.40%, 5/1/30(1)(3)		205,000	206,936
			2,106,818
Netherlands — 0.5%
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,150,000	1,442,489
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	1,300,000	1,523,106
			2,965,595
Norway — 0.3%
Equinor ASA, MTN, 0.875%, 2/17/23	EUR	1,700,000	1,885,156
Spain — 0.2%
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	800,000	869,662
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	400,000	441,459
			1,311,121

9

		Principal Amount/Shares	Value
Switzerland — 0.8%
Credit Suisse AG, 2.80%, 4/8/22		$540,000	$553,267
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	2,900,000	3,652,932
UBS AG, 1.75%, 4/21/22(1)		$280,000	281,372
			4,487,571
United Kingdom — 3.2%
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	1,200,000	1,285,438
Centrica plc, VRN, 5.25%, 4/10/75	GBP	1,500,000	1,845,168
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,486,218
HSBC Holdings plc, 0.84%, 9/26/23	JPY	400,000,000	3,721,384
HSBC Holdings plc, 2.625%, 8/16/28	GBP	1,000,000	1,320,494
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	500,000	761,565
Lloyds Banking Group plc, VRN, 2.91%, 11/7/23		$228,000	231,879
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	1,200,000	1,299,076
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	1,940,000	2,547,704
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	200,000	230,457
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,000,000	1,363,073
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	500,000	563,374
			18,655,830
United States — 8.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22		$764,000	738,826
Air Lease Corp., 3.875%, 7/3/23		98,000	91,409
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)		1,117,000	1,139,340
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30		150,000	179,851
American International Group, Inc., 4.50%, 7/16/44		433,000	478,767
Analog Devices, Inc., 2.95%, 4/1/25		145,000	151,345
Anthem, Inc., 2.375%, 1/15/25		340,000	350,176
AT&T, Inc., 1.80%, 9/14/39	EUR	1,300,000	1,386,175
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	700,000	899,156
Berry Global, Inc., 4.875%, 7/15/26(1)		$630,000	646,467
Bristol-Myers Squibb Co., 3.40%, 7/26/29(1)		740,000	846,728
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25		202,000	208,873
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		260,000	224,328
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		350,000	358,628
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)		1,320,000	1,332,804
Centene Corp., 4.75%, 1/15/25		1,050,000	1,079,977
Centene Corp., 4.625%, 12/15/29(1)		600,000	659,790
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31		100,000	100,798
Comcast Corp., 3.20%, 7/15/36		1,200,000	1,300,960
CommScope, Inc., 5.50%, 3/1/24(1)		1,371,000	1,378,129
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26		335,000	338,065
Elanco Animal Health, Inc., 5.65%, 8/28/28		1,140,000	1,268,250
EnLink Midstream Partners LP, 4.85%, 7/15/26		700,000	431,060
10

		Principal Amount/Shares	Value
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	$1,117,650
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25		$875,000	932,320
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	800,000	1,118,191
HCA, Inc., 3.50%, 9/1/30		$950,000	907,816
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27		1,687,000	1,613,211
International Business Machines Corp., 1.70%, 5/15/27(3)		500,000	498,815
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,000,000	1,192,734
International Business Machines Corp., 1.95%, 5/15/30(3)		$300,000	298,712
IQVIA, Inc., 5.00%, 5/15/27(1)		500,000	516,495
Kraft Heinz Foods Co., 3.75%, 4/1/30(1)		1,180,000	1,201,209
Lam Research Corp., 1.90%, 6/15/30(3)		400,000	399,722
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		1,450,000	1,485,815
Lennar Corp., 4.75%, 4/1/21		780,000	787,917
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(1)		765,000	786,030
MDC Holdings, Inc., 3.85%, 1/15/30		1,150,000	1,027,904
Mondelez International, Inc., 2.75%, 4/13/30		237,000	251,462
Morgan Stanley, VRN, 2.19%, 4/28/26		520,000	526,278
MSCI, Inc., 4.00%, 11/15/29(1)		1,250,000	1,303,562
New York Life Insurance Co., 3.75%, 5/15/50(1)		150,000	170,071
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		1,410,000	1,455,190
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		1,065,000	1,053,881
Northern Trust Corp., 1.95%, 5/1/30(3)		700,000	698,427
Novelis Corp., 4.75%, 1/30/30(1)		392,000	350,722
Oracle Corp., 2.80%, 4/1/27		121,000	130,042
Oracle Corp., 3.25%, 11/15/27		360,000	395,397
PepsiCo, Inc., 1.625%, 5/1/30(3)		340,000	338,754
Post Holdings, Inc., 4.625%, 4/15/30(1)		740,000	729,818
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		550,000	555,610
SBA Communications Corp., 3.875%, 2/15/27(1)		625,000	642,188
Standard Industries, Inc., 4.75%, 1/15/28(1)		1,085,000	1,067,640
T-Mobile USA, Inc., 3.75%, 4/15/27(1)		1,000,000	1,077,030
TEGNA, Inc., 4.625%, 3/15/28(1)		390,000	351,371
Tenet Healthcare Corp., 4.875%, 1/1/26(1)		380,000	377,511
Texas Instruments, Inc., 1.75%, 5/4/30(3)		350,000	349,733
Time Warner Entertainment Co. LP, 8.375%, 3/15/23		345,000	399,568
Toll Brothers Finance Corp., 3.80%, 11/1/29		1,405,000	1,322,526
Walmart, Inc., 0.18%, 7/15/22	JPY	450,000,000	4,151,070
Wells Fargo & Co., VRN, 2.19%, 4/30/26		$1,250,000	1,257,910
Wells Fargo & Co., VRN, 3.07%, 4/30/41		510,000	504,025
			48,934,229
TOTAL CORPORATE BONDS (Cost $116,692,321)			112,891,650
PREFERRED STOCKS — 3.0%
France — 1.9%
AXA SA, MTN, 6.69%		1,200,000	1,756,766

11

	Principal Amount/Shares	Value
BNP Paribas Cardif SA, 4.03%	1,200,000	$1,384,733
BNP Paribas SA, 4.50%(1)	1,753,000	1,464,851
CNP Assurances, 4.00%	1,200,000	1,419,411
Credit Agricole Assurances SA, 4.25%	1,700,000	2,007,282
TOTAL SA, MTN, 2.625%	2,500,000	2,723,080
		10,756,123
Germany — 0.2%
Allianz SE, 3.375%	1,000,000	1,167,639
Italy — 0.6%
Assicurazioni Generali SpA, MTN, 4.60%	2,000,000	2,257,808
Intesa Sanpaolo Vita SpA, 4.75%	900,000	1,010,737
		3,268,545
Netherlands — 0.3%
Telefonica Europe BV, 3.00%	1,900,000	2,027,021
United States†
Charles Schwab Corp. (The), 5.375%	178,000	185,120
TOTAL PREFERRED STOCKS (Cost $18,013,284)		17,404,448
ASSET-BACKED SECURITIES — 2.4%
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	$1,246,080	1,302,219
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 2.09%, (1-month LIBOR plus 1.28%), 6/17/37(1)	2,775,000	2,623,607
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 1.90%, (1-month LIBOR plus 1.15%), 7/17/37(1)	2,700,000	2,558,826
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 2.00%, (1-month LIBOR plus 1.25%), 1/17/38(1)	2,500,000	2,363,085
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	1,158,449	1,115,307
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	1,207,486	1,170,086
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	1,292,515	1,146,450
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	1,462,709	1,386,785
TOTAL ASSET-BACKED SECURITIES (Cost $14,341,185)		13,666,365
COLLATERALIZED LOAN OBLIGATIONS — 1.9%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 2.42%, (3-month LIBOR plus 1.20%), 1/15/29(1)	1,775,000	1,726,281
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 2.44%, (3-month LIBOR plus 1.30%), 10/20/32(1)	1,325,000	1,262,341
KKR CLO Ltd., Series 2022A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.60%), 7/20/31(1)	750,000	690,111
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 2.82%, (3-month LIBOR plus 1.60%), 1/15/33(1)	1,500,000	1,389,607
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 2.72%, (3-month LIBOR plus 1.50%), 4/15/31(1)	1,750,000	1,627,694
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.89%, (3-month LIBOR plus 1.75%), 4/18/31(1)	1,750,000	1,597,537
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 3.04%, (3-month LIBOR plus 1.29%), 4/18/33(1)	2,000,000	1,866,467

12

	Principal Amount/Shares	Value
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 3.45%, (3-month LIBOR plus 1.70%), 4/18/33(1)	$1,000,000	$865,577
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $11,844,873)		11,025,615
BANK LOAN OBLIGATIONS(4) — 0.2%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.90%, (1-month LIBOR plus 2.50%), 2/16/23	778,313	752,777
Bausch Health Companies Inc., 2018 Term Loan B, 3.72%, (1-month LIBOR plus 3.00%), 6/2/25	693,234	672,437
TOTAL BANK LOAN OBLIGATIONS (Cost $1,469,760)		1,425,214
COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
Private Sponsor Collateralized Mortgage Obligation — 0.2%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(1) (Cost $1,282,899)	1,253,468	1,258,653
TEMPORARY CASH INVESTMENTS(5) — 7.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $11,583,688), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $11,348,614)		11,348,611
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $21,537,453), at 0.02%, dated 4/30/20, due 5/1/20 (Delivery value $21,111,012)		21,111,000
U.S. Treasury Bills, 0.02%, 6/18/20(6)(7)	3,950,000	3,949,552
U.S. Treasury Bills, 0.06%, 7/2/20(6)(7)	4,000,000	3,999,389
TOTAL TEMPORARY CASH INVESTMENTS (Cost $40,409,093)		40,408,552
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $560,609,992)		578,496,190
OTHER ASSETS AND LIABILITIES — 0.5%		2,763,094
TOTAL NET ASSETS — 100.0%		$581,259,284

13

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	945,562	USD	584,187	UBS AG	6/17/20	$32,070
AUD	2,237,281	USD	1,362,370	UBS AG	6/17/20	95,747
USD	4,070,437	AUD	6,403,481	UBS AG	6/17/20	(102,944)
USD	354,974	AUD	594,260	UBS AG	6/17/20	(32,327)
USD	275,319	AUD	472,480	UBS AG	6/17/20	(32,614)
USD	323,521	AUD	555,030	UBS AG	6/17/20	(38,212)
USD	321,491	AUD	498,389	UBS AG	6/17/20	(3,327)
USD	1,192,132	AUD	1,973,369	UBS AG	6/17/20	(93,984)
BRL	22,082,463	USD	4,505,706	Goldman Sachs & Co.	6/17/20	(458,330)
USD	2,305,795	BRL	11,496,696	Goldman Sachs & Co.	6/17/20	198,628
USD	1,861,168	BRL	10,585,767	Goldman Sachs & Co.	6/17/20	(79,040)
CAD	3,678,214	USD	2,660,957	Morgan Stanley	6/17/20	(18,225)
CAD	846,004	USD	583,890	Morgan Stanley	6/17/20	23,949
CAD	605,628	USD	431,945	Morgan Stanley	6/17/20	3,188
USD	1,055,498	CAD	1,470,968	Morgan Stanley	6/17/20	(1,367)
USD	765,566	CAD	1,069,501	Morgan Stanley	6/17/20	(2,852)
USD	668,194	CAD	970,582	Morgan Stanley	6/17/20	(29,152)
USD	733,380	CAD	1,027,649	Morgan Stanley	6/17/20	(4,968)
USD	1,530,586	CAD	2,160,407	Morgan Stanley	6/17/20	(21,628)
USD	450,814	CAD	637,523	Morgan Stanley	6/17/20	(7,235)
USD	232,608	CHF	218,005	UBS AG	6/17/20	6,483
USD	368,873	CHF	357,084	UBS AG	6/17/20	(1,511)
USD	2,264,064	CHF	2,184,233	UBS AG	6/17/20	(1,523)
CLP	1,870,053,401	USD	2,200,063	Goldman Sachs & Co.	6/17/20	42,242
USD	1,660,741	CLP	1,426,244,406	Goldman Sachs & Co.	6/17/20	(49,410)
CNY	28,247,683	USD	3,988,096	Goldman Sachs & Co.	6/17/20	2,061
CNY	5,380,124	USD	759,475	Goldman Sachs & Co.	6/17/20	500
CNY	13,498,299	USD	1,911,940	Goldman Sachs & Co.	6/17/20	(5,224)
USD	137,113	CNY	966,506	Goldman Sachs & Co.	6/17/20	588
USD	1,308,484	CNY	9,192,099	Goldman Sachs & Co.	6/17/20	10,044
USD	1,041,516	CNY	7,390,600	Goldman Sachs & Co.	6/17/20	(2,451)
USD	379,188	CNY	2,693,753	Goldman Sachs & Co.	6/17/20	(1,321)
COP	2,951,258,447	USD	723,348	Goldman Sachs & Co.	6/17/20	19,204
COP	2,825,109,246	USD	697,472	Goldman Sachs & Co.	6/17/20	13,340
COP	5,530,577,477	USD	1,366,384	Goldman Sachs & Co.	6/17/20	25,137
USD	1,344,336	COP	5,436,495,316	Goldman Sachs & Co.	6/17/20	(23,513)
USD	770,939	COP	3,207,107,140	Goldman Sachs & Co.	6/17/20	(35,985)
USD	711,926	COP	2,892,197,444	Goldman Sachs & Co.	6/17/20	(15,766)
USD	666,169	COP	2,663,342,714	Goldman Sachs & Co.	6/17/20	(3,942)
CZK	32,346,398	USD	1,323,611	UBS AG	6/17/20	(14,919)
CZK	17,291,801	USD	670,069	UBS AG	6/17/20	29,534
CZK	17,242,783	USD	675,155	UBS AG	6/17/20	22,465
USD	1,376,834	CZK	32,015,119	UBS AG	6/17/20	81,546
USD	1,381,491	CZK	35,895,268	UBS AG	6/17/20	(70,783)
USD	1,344,415	CZK	33,739,447	UBS AG	6/17/20	(20,637)

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	5,034,993	USD	762,140	Goldman Sachs & Co.	6/17/20	$(22,069)
USD	270,818	DKK	1,873,807	Goldman Sachs & Co.	6/17/20	(4,604)
USD	1,108,045	DKK	7,611,213	Goldman Sachs & Co.	6/17/20	(10,693)
USD	1,190,629	DKK	8,218,063	Goldman Sachs & Co.	6/17/20	(17,306)
USD	2,396,973	DKK	16,571,472	Goldman Sachs & Co.	6/17/20	(38,792)
EUR	75,167,200	USD	81,752,974	JPMorgan Chase Bank N.A.	5/20/20	641,767
EUR	2,719,141	USD	2,955,448	JPMorgan Chase Bank N.A.	5/20/20	25,146
EUR	1,144,341	USD	1,246,473	JPMorgan Chase Bank N.A.	5/20/20	7,899
EUR	482,989	USD	523,474	JPMorgan Chase Bank N.A.	5/20/20	5,957
EUR	588,164	USD	638,639	JPMorgan Chase Bank N.A.	5/20/20	6,078
USD	2,016,596	EUR	1,860,054	JPMorgan Chase Bank N.A.	5/20/20	(22,307)
USD	7,209,247	EUR	6,660,305	JPMorgan Chase Bank N.A.	5/20/20	(91,465)
GBP	2,565,499	USD	3,254,015	Bank of America N.A.	6/17/20	(22,187)
GBP	2,245,990	USD	2,650,578	Bank of America N.A.	6/17/20	178,756
GBP	495,794	USD	616,938	Bank of America N.A.	6/17/20	7,627
GBP	643,220	USD	804,443	Bank of America N.A.	6/17/20	5,838
GBP	1,194,577	USD	1,473,374	Bank of America N.A.	6/17/20	31,466
USD	422,265	GBP	336,151	Bank of America N.A.	6/17/20	(1,194)
USD	467,374	GBP	376,163	Bank of America N.A.	6/17/20	(6,489)
USD	995,372	GBP	808,739	Bank of America N.A.	6/17/20	(23,419)
USD	630,102	GBP	523,436	Bank of America N.A.	6/17/20	(29,285)
USD	755,718	GBP	641,755	Bank of America N.A.	6/17/20	(52,718)
USD	497,353	GBP	400,599	JPMorgan Chase Bank N.A.	6/17/20	(7,292)
HKD	1,526,317	USD	196,258	Bank of America N.A.	6/17/20	506
HUF	419,937,186	USD	1,257,410	UBS AG	6/17/20	47,290
HUF	230,367,139	USD	712,016	UBS AG	6/17/20	3,710
USD	774,738	HUF	232,591,891	UBS AG	6/17/20	52,100
USD	628,030	HUF	205,076,968	UBS AG	6/17/20	(9,122)
USD	673,637	HUF	220,818,085	UBS AG	6/17/20	(12,421)
USD	708,230	HUF	234,686,160	UBS AG	6/17/20	(20,915)
IDR	42,368,198,753	USD	2,583,427	Goldman Sachs & Co.	6/17/20	191,787
IDR	23,708,067,083	USD	1,411,194	Goldman Sachs & Co.	6/17/20	141,738
USD	2,470,682	IDR	36,739,036,440	Goldman Sachs & Co.	6/17/20	64,191
USD	157,836	IDR	2,713,209,280	Goldman Sachs & Co.	6/17/20	(19,885)
USD	1,433,477	IDR	22,785,110,813	Goldman Sachs & Co.	6/17/20	(59,000)
ILS	2,106,048	USD	582,747	UBS AG	6/17/20	22,166
ILS	2,697,554	USD	742,249	UBS AG	6/17/20	32,560
INR	263,369,673	USD	3,483,726	Goldman Sachs & Co.	6/17/20	(11,859)
INR	105,355,528	USD	1,359,602	Goldman Sachs & Co.	6/17/20	29,246
USD	335,819	INR	25,723,771	Goldman Sachs & Co.	6/17/20	(3,284)
USD	3,010,844	INR	237,645,902	Goldman Sachs & Co.	6/17/20	(121,920)
USD	1,349,847	INR	105,355,528	Goldman Sachs & Co.	6/17/20	(39,001)
JPY	5,491,957,135	USD	51,131,733	Bank of America N.A.	5/20/20	52,801
JPY	182,888,113	USD	1,699,986	Bank of America N.A.	5/20/20	4,514
JPY	49,253,399	USD	457,767	Bank of America N.A.	5/20/20	1,271
JPY	179,996,705	USD	1,674,988	Bank of America N.A.	5/20/20	2,565

15

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,905,415	JPY	203,849,268	Bank of America N.A.	5/20/20	$5,558
KRW	15,024,391,970	USD	12,500,534	Goldman Sachs & Co.	6/17/20	(125,524)
USD	580,760	KRW	702,284,353	Goldman Sachs & Co.	6/17/20	2,316
USD	340,974	KRW	416,571,188	Goldman Sachs & Co.	6/17/20	(2,140)
KZT	1,222,304,165	USD	2,948,153	Goldman Sachs & Co.	6/17/20	(114,728)
USD	1,268,730	KZT	628,021,343	Goldman Sachs & Co.	6/17/20	(187,087)
USD	636,534	KZT	302,353,623	Goldman Sachs & Co.	6/17/20	(64,352)
MXN	29,723,984	USD	1,285,139	JPMorgan Chase Bank N.A.	6/17/20	(60,333)
MXN	18,470,305	USD	750,886	JPMorgan Chase Bank N.A.	6/17/20	10,201
MXN	18,977,431	USD	839,100	Morgan Stanley	6/17/20	(57,117)
MXN	53,059,759	USD	2,118,339	Morgan Stanley	6/17/20	68,041
USD	992,711	MXN	24,198,317	JPMorgan Chase Bank N.A.	6/17/20	(4,405)
USD	1,047,644	MYR	4,476,061	Goldman Sachs & Co.	6/17/20	11,337
USD	268,582	MYR	1,195,862	Goldman Sachs & Co.	6/17/20	(8,286)
NOK	4,854,037	USD	431,672	Goldman Sachs & Co.	6/17/20	42,233
NOK	20,821,467	USD	1,993,535	Goldman Sachs & Co.	6/17/20	39,287
NOK	7,628,490	USD	732,993	Goldman Sachs & Co.	6/17/20	11,785
USD	1,448,053	NOK	14,645,896	Goldman Sachs & Co.	6/17/20	18,158
USD	683,409	NOK	7,352,226	Goldman Sachs & Co.	6/17/20	(34,397)
USD	717,280	NOK	7,572,972	Goldman Sachs & Co.	6/17/20	(22,077)
NZD	3,209,065	USD	1,988,690	UBS AG	6/17/20	(20,663)
NZD	1,124,014	USD	667,298	UBS AG	6/17/20	22,027
USD	856,701	NZD	1,448,256	UBS AG	6/17/20	(31,472)
PEN	2,784,731	USD	780,365	Goldman Sachs & Co.	6/17/20	42,412
PEN	2,873,641	USD	802,581	Goldman Sachs & Co.	6/17/20	46,465
USD	11,347,502	PEN	40,561,645	Goldman Sachs & Co.	6/17/20	(636,846)
USD	429,984	PEN	1,488,819	Goldman Sachs & Co.	6/17/20	(9,903)
PHP	40,686,402	USD	788,496	Goldman Sachs & Co.	6/17/20	15,738
USD	790,288	PHP	40,686,402	Goldman Sachs & Co.	6/17/20	(13,946)
PLN	988,934	USD	255,796	UBS AG	6/17/20	(17,500)
USD	979,811	PLN	4,033,391	UBS AG	6/17/20	7,915
RUB	32,484,587	USD	426,335	Goldman Sachs & Co.	6/17/20	7,139
RUB	52,429,828	USD	682,502	Goldman Sachs & Co.	6/17/20	17,120
USD	2,848,268	RUB	229,712,792	Goldman Sachs & Co.	6/17/20	(217,015)
USD	251,165	RUB	20,266,748	Goldman Sachs & Co.	6/17/20	(19,274)
SEK	70,303,735	USD	7,271,647	Goldman Sachs & Co.	6/17/20	(62,326)
SEK	8,301,768	USD	824,516	Goldman Sachs & Co.	6/17/20	26,791
USD	525,844	SEK	5,172,908	Goldman Sachs & Co.	6/17/20	(4,614)
USD	877,919	SEK	8,938,534	Goldman Sachs & Co.	6/17/20	(38,686)
USD	654,948	SEK	6,810,020	Goldman Sachs & Co.	6/17/20	(43,388)
USD	1,265,056	SEK	12,833,022	Goldman Sachs & Co.	6/17/20	(50,910)
USD	3,100,433	SGD	4,349,597	Bank of America N.A.	6/17/20	15,391
USD	304,666	SGD	440,001	Bank of America N.A.	6/17/20	(7,414)
USD	4,731,652	THB	149,733,132	Goldman Sachs & Co.	6/17/20	103,765
USD	386,669	THB	12,370,522	Goldman Sachs & Co.	6/17/20	4,327
ZAR	12,492,753	USD	712,185	UBS AG	6/17/20	(41,181)

16

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	40,422,347	USD	2,300,417	UBS AG	6/17/20	$(129,273)
USD	3,202,459	ZAR	53,404,202	UBS AG	6/17/20	334,040
						$(829,523)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	163	June 2020	EUR	16,300,000	$24,283,862	$(55,632)
Euro-OAT 10-Year Bonds	144	June 2020	EUR	14,400,000	26,641,769	(376,967)
Japanese 10-Year Government Bonds	13	June 2020	JPY	1,300,000,000	18,508,783	(185,463)
Japanese 10-Year Mini Government Bonds	195	June 2020	JPY	1,950,000,000	27,755,906	(328,009)
Korean Treasury 10-Year Bonds	119	June 2020	KRW	11,900,000,000	12,895,695	(166,226)
U.S. Treasury Long Bonds	45	June 2020	USD	4,500,000	8,146,406	(71,852)
					$118,232,421	$(1,184,149)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	54	June 2020	USD	5,400,000	$7,509,375	$(184,161)
U.S. Treasury 5-Year Notes	239	June 2020	USD	23,900,000	29,990,766	(991,895)
U.S. Treasury 10-Year Ultra Notes	164	June 2020	USD	16,400,000	25,753,125	(1,595,525)
					$63,253,266	$(2,771,581)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$22,450,000	$1,032,859	$14,165	$1,047,024

17

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A./ Republic of South Africa Government International Bond(8)	Buy	(1.00)%	6/20/25	$9,700,000	$1,342,492	$43,142	$1,385,634

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,250,000	$(449)	$(151,426)	$(151,875)
CPURNSA	Receive	1.87%	11/25/29	$9,500,000	(577)	(564,345)	(564,922)
					$(1,026)	$(715,771)	$(716,797)

18

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar	KZT	-	Kazakhstani Tenge
BRL	-	Brazilian Real	LIBOR	-	London Interbank Offered Rate
CAD	-	Canadian Dollar	MTN	-	Medium Term Note
CDX	-	Credit Derivatives Indexes	MXN	-	Mexican Peso
CHF	-	Swiss Franc	MYR	-	Malaysian Ringgit
CLP	-	Chilean Peso	NOK	-	Norwegian Krone
CNY	-	Chinese Yuan	NZD	-	New Zealand Dollar
COP	-	Colombian Peso	PEN	-	Peruvian Sol
CPI	-	Consumer Price Index	PHP	-	Philippine Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index	PLN	-	Polish Zloty
CZK	-	Czech Koruna	RUB	-	Russian Ruble
DKK	-	Danish Krone	SEK	-	Swedish Krona
EUR	-	Euro	SEQ	-	Sequential Payer
GBP	-	British Pound	SGD	-	Singapore Dollar
HKD	-	Hong Kong Dollar	THB	-	Thai Baht
HUF	-	Hungarian Forint	USD	-	United States Dollar
IDR	-	Indonesian Rupiah	VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
			ZAR		South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $129,164,571, which represented 22.2% of total net assets.

(2)	Security is a zero-coupon bond.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(5)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $10,000.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,958,880.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $1,246,419.

See Notes to Financial Statements.

19

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $560,609,992)	$578,496,190
Foreign currency holdings, at value (cost of $170,048)	176,049
Foreign deposits with broker for futures contracts, at value (cost of $552,763)	538,865
Deposits with broker for forward foreign currency exchange contracts	760,000
Receivable for investments sold	400,482
Receivable for capital shares sold	184,685
Receivable for variation margin on futures contracts	375,115
Unrealized appreciation on forward foreign currency exchange contracts	3,015,751
Swap agreements, at value (including net premiums paid (received) of $1,342,492)	1,385,634
Interest receivable	4,821,494
590,154,265

Liabilities
Disbursements in excess of demand deposit cash	753,639
Payable for collateral received for swap agreements	10,000
Payable for investments purchased	3,809,067
Payable for capital shares redeemed	86,191
Payable for variation margin on futures contracts	86,898
Payable for variation margin on swap agreements	45,464
Unrealized depreciation on forward foreign currency exchange contracts	3,845,274
Accrued management fees	257,259
Distribution and service fees payable	1,189
8,894,981

Net Assets	$581,259,284

Net Assets Consist of:
Capital paid in	$575,526,372
Distributable earnings	5,732,912
$581,259,284

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$322,696,594	25,487,938	$12.66
I Class	$68,432,911	5,384,343	$12.71
Y Class	$15,442,833	1,211,830	$12.74
A Class	$4,707,077	376,958	$12.49*
C Class	$238,728	19,815	$12.05
R Class	$120,017	9,700	$12.37
R5 Class	$4,699,230	368,861	$12.74
R6 Class	$270,003	21,173	$12.75
G Class	$164,651,891	12,787,040	$12.88
*Maximum offering price $13.08 (net asset value divided by 0.955).

See Notes to Financial Statements.

20

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $24,006)	$6,270,950

Expenses:
Management fees	2,170,866
Distribution and service fees:
A Class	9,161
C Class	1,370
R Class	207
Trustees' fees and expenses	23,093
Other expenses	14,457
2,219,154
Fees waived - G Class	(472,987)
1,746,167

Net investment income (loss)	4,524,783

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,848,245)
Forward foreign currency exchange contract transactions	505,503
Futures contract transactions	(2,633,933)
Swap agreement transactions	(120,535)
Foreign currency translation transactions	(5,979)
(6,103,189)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $4,917)	(15,523,500)
Forward foreign currency exchange contracts	(3,236,410)
Futures contracts	(2,895,580)
Swap agreements	(102,501)
Translation of assets and liabilities in foreign currencies	(74,684)
(21,832,675)

Net realized and unrealized gain (loss)	(27,935,864)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,411,081)

See Notes to Financial Statements.

21

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$4,524,783	$11,590,806
Net realized gain (loss)	(6,103,189)	(16,467,386)
Change in net unrealized appreciation (depreciation)	(21,832,675)	54,435,481
Net increase (decrease) in net assets resulting from operations	(23,411,081)	49,558,901

Distributions to Shareholders
From earnings:
Investor Class	—	(5,700,617)
I Class	—	(286,953)
Y Class	—	(74,064)
A Class	—	(106,614)
C Class	—	(2,028)
R Class	—	(657)
R5 Class	—	(89,861)
R6 Class	—	(45,312)
G Class	—	(4,071,986)
Decrease in net assets from distributions	—	(10,378,092)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(39,801,808)	(50,808,359)

Net increase (decrease) in net assets	(63,212,889)	(11,627,550)

Net Assets
Beginning of period	644,472,173	656,099,723
End of period	$581,259,284	$644,472,173

See Notes to Financial Statements.

22

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. International Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, bank loan obligations, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

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Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

24

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 49% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

25

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended April 30, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.4925% to 0.6100%	0.2500% to 0.3100%	0.80%
I Class		0.1500% to 0.2100%	0.70%
Y Class		0.0500% to 0.1100%	0.60%
A Class		0.2500% to 0.3100%	0.80%
C Class		0.2500% to 0.3100%	0.80%
R Class		0.2500% to 0.3100%	0.80%
R5 Class		0.0500% to 0.1100%	0.60%
R6 Class		0.0000% to 0.0600%	0.55%
G Class		0.0000% to 0.0600%	0.00%(1)

(1)	Effective annual management fee before waiver was 0.55%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2020 totaled $166,727,343, none of which were U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 totaled $238,417,360, of which $13,391,002 represented U.S. Treasury and Government Agency obligations.

26

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,409,237	$18,225,032	1,947,977	$24,803,746
Issued in reinvestment of distributions	—	—	452,369	5,613,898
Redeemed	(2,609,928)	(33,497,081)	(8,607,398)	(111,633,543)
	(1,200,691)	(15,272,049)	(6,207,052)	(81,215,899)
I Class
Sold	495,844	6,395,483	5,020,970	66,182,737
Issued in reinvestment of distributions	—	—	22,956	285,812
Redeemed	(930,038)	(11,872,268)	(719,606)	(9,332,521)
	(434,194)	(5,476,785)	4,324,320	57,136,028
Y Class
Sold	294,921	3,820,945	761,311	9,797,906
Issued in reinvestment of distributions	—	—	5,944	74,064
Redeemed	(119,645)	(1,546,092)	(32,809)	(422,212)
	175,276	2,274,853	734,446	9,449,758
A Class
Sold	122,254	1,580,122	129,383	1,650,453
Issued in reinvestment of distributions	—	—	8,601	105,703
Redeemed	(435,523)	(5,585,625)	(198,274)	(2,514,001)
	(313,269)	(4,005,503)	(60,290)	(757,845)
C Class
Sold	1,348	16,786	4,195	51,880
Issued in reinvestment of distributions	—	—	121	1,446
Redeemed	(6,104)	(74,493)	(20,369)	(251,100)
	(4,756)	(57,707)	(16,053)	(197,774)
R Class
Sold	5,309	68,492	3,828	48,141
Issued in reinvestment of distributions	—	—	54	657
Redeemed	(1,592)	(20,258)	(3,487)	(43,104)
	3,717	48,234	395	5,694
R5 Class
Sold	1,189	15,531	1,078	13,813
Issued in reinvestment of distributions	—	—	627	7,811
Redeemed	(75,529)	(1,017,529)	(8,433)	(107,346)
	(74,340)	(1,001,998)	(6,728)	(85,722)
R6 Class
Sold	623	7,844	16,058	203,449
Issued in reinvestment of distributions	—	—	3,637	45,312
Redeemed	(2,819)	(35,542)	(212,077)	(2,700,631)
	(2,196)	(27,698)	(192,382)	(2,451,870)
G Class
Sold	1,107,173	14,344,781	776,002	9,953,569
Issued in reinvestment of distributions	—	—	326,020	4,071,986
Redeemed	(2,304,386)	(30,627,936)	(3,663,979)	(46,716,284)
	(1,197,213)	(16,283,155)	(2,561,957)	(32,690,729)
Net increase (decrease)	(3,047,666)	$(39,801,808)	(3,985,301)	$(50,808,359)

27

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$380,415,693	—
Corporate Bonds	—	112,891,650	—
Preferred Stocks	—	17,404,448	—
Asset-Backed Securities	—	13,666,365	—
Collateralized Loan Obligations	—	11,025,615	—
Bank Loan Obligations	—	1,425,214	—
Collateralized Mortgage Obligations	—	1,258,653	—
Temporary Cash Investments	—	40,408,552	—
	—	$578,496,190	—
Other Financial Instruments
Swap Agreements	—	$2,432,658	—
Forward Foreign Currency Exchange Contracts	—	3,015,751	—
	—	$5,448,409	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,843,433	$1,112,297	—
Swap Agreements	—	716,797	—
Forward Foreign Currency Exchange Contracts	—	3,845,274	—
	$2,843,433	$5,674,368	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $18,277,817.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $364,628,307.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $131,136,676 futures contracts purchased and $62,633,333 futures contracts sold.

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A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $110,442,964.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $12,750,000.

Value of Derivative Instruments as of April 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$8,171
Credit Risk	Swap agreements	$1,385,634	Swap agreements	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	3,015,751	Unrealized depreciation on forward foreign currency exchange contracts	3,845,274
Interest Rate Risk	Receivable for variation margin on futures contracts*	375,115	Payable for variation margin on futures contracts*	86,898
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	37,293
		$4,776,500		$3,977,636

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(593,429)	Change in net unrealized appreciation (depreciation) on swap agreements	$447,478
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	505,503	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(3,236,410)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(2,633,933)	Change in net unrealized appreciation (depreciation) on futures contracts	(2,895,580)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	472,894	Change in net unrealized appreciation (depreciation) on swap agreements	135,435
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(685,414)
		$(2,248,965)		$(6,234,491)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$561,103,043
Gross tax appreciation of investments	$31,897,054
Gross tax depreciation of investments	(14,503,907)
Net tax appreciation (depreciation) of investments	$17,393,147

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2019, the fund had accumulated long-term capital losses of $(1,332,960), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

32

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$13.18	0.08	(0.60)	(0.52)	—	—	—	—	$12.66	(3.95)%	0.81%(4)	1.23%(4)	28%	$322,697
2019	$12.40	0.20	0.76	0.96	(0.18)	—	—	(0.18)	$13.18	7.80%	0.81%	1.57%	46%	$351,630
2018	$12.96	0.23	(0.74)	(0.51)	—	(0.05)	—	(0.05)	$12.40	(3.98)%	0.81%	1.76%	40%	$407,913
2017	$12.82	0.09	0.05	0.14	—	—	—	—	$12.96	1.09%	0.80%	0.74%	87%	$452,514
2016	$12.39	0.11	0.58	0.69	—	(0.25)	(0.01)	(0.26)	$12.82	5.57%	0.80%	0.85%	40%	$434,618
2015(5)	$12.35	0.04	—(6)	0.04	—	—	—	—	$12.39	0.40%	0.81%(4)	0.95%(4)	7%	$469,820
2015	$14.50	0.14	(1.98)	(1.84)	(0.21)	(0.10)	—	(0.31)	$12.35	(12.85)%	0.80%	1.05%	67%	$494,676
I Class
2020(3)	$13.22	0.09	(0.60)	(0.51)	—	—	—	—	$12.71	(3.86)%	0.71%(4)	1.33%(4)	28%	$68,433
2019	$12.44	0.19	0.78	0.97	(0.19)	—	—	(0.19)	$13.22	7.88%	0.71%	1.67%	46%	$76,919
2018	$12.99	0.25	(0.75)	(0.50)	—	(0.05)	—	(0.05)	$12.44	(3.90)%	0.71%	1.86%	40%	$18,592
2017(7)	$12.31	0.06	0.62	0.68	—	—	—	—	$12.99	5.52%	0.70%(4)	0.88%(4)	87%(8)	$20,782
Y Class
2020(3)	$13.25	0.09	(0.60)	(0.51)	—	—	—	—	$12.74	(3.85)%	0.61%(4)	1.43%(4)	28%	$15,443
2019	$12.47	0.22	0.76	0.98	(0.20)	—	—	(0.20)	$13.25	7.97%	0.61%	1.77%	46%	$13,732
2018	$13.01	0.28	(0.77)	(0.49)	—	(0.05)	—	(0.05)	$12.47	(3.81)%	0.61%	1.96%	40%	$3,766
2017(7)	$12.31	0.07	0.63	0.70	—	—	—	—	$13.01	5.69%	0.60%(4)	0.96%(4)	87%(8)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$13.01	0.06	(0.58)	(0.52)	—	—	—	—	$12.49	(4.00)%	1.06%(4)	0.98%(4)	28%	$4,707
2019	$12.25	0.17	0.73	0.90	(0.14)	—	—	(0.14)	$13.01	7.45%	1.06%	1.32%	46%	$8,981
2018	$12.83	0.20	(0.73)	(0.53)	—	(0.05)	—	(0.05)	$12.25	(4.18)%	1.06%	1.51%	40%	$9,192
2017	$12.73	0.06	0.04	0.10	—	—	—	—	$12.83	0.79%	1.05%	0.49%	87%	$11,031
2016	$12.33	0.08	0.57	0.65	—	(0.25)	—	(0.25)	$12.73	5.38%	1.05%	0.60%	40%	$18,161
2015(5)	$12.30	0.03	—(6)	0.03	—	—	—	—	$12.33	0.24%	1.06%(4)	0.70%(4)	7%	$18,899
2015	$14.44	0.10	(1.96)	(1.86)	(0.18)	(0.10)	—	(0.28)	$12.30	(13.06)%	1.05%	0.80%	67%	$19,392
C Class
2020(3)	$12.60	0.01	(0.56)	(0.55)	—	—	—	—	$12.05	(4.37)%	1.81%(4)	0.23%(4)	28%	$239
2019	$11.86	0.08	0.71	0.79	(0.05)	—	—	(0.05)	$12.60	6.69%	1.81%	0.57%	46%	$310
2018	$12.52	0.09	(0.70)	(0.61)	—	(0.05)	—	(0.05)	$11.86	(4.92)%	1.81%	0.76%	40%	$482
2017	$12.51	(0.03)	0.04	0.01	—	—	—	—	$12.52	0.08%	1.80%	(0.26)%	87%	$812
2016	$12.22	(0.02)	0.56	0.54	—	(0.25)	—	(0.25)	$12.51	4.52%	1.80%	(0.15)%	40%	$1,034
2015(5)	$12.22	—(6)	—(6)	—(6)	—	—	—	—	$12.22	0.00%	1.81%(4)	(0.05)%(4)	7%	$1,211
2015	$14.34	0.01	(1.96)	(1.95)	(0.07)	(0.10)	—	(0.17)	$12.22	(13.67)%	1.80%	0.05%	67%	$1,580

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$12.91	0.05	(0.59)	(0.54)	—	—	—	—	$12.37	(4.18)%	1.31%(4)	0.73%(4)	28%	$120
2019	$12.15	0.13	0.74	0.87	(0.11)	—	—	(0.11)	$12.91	7.24%	1.31%	1.07%	46%	$77
2018	$12.76	0.16	(0.72)	(0.56)	—	(0.05)	—	(0.05)	$12.15	(4.44)%	1.31%	1.26%	40%	$68
2017	$12.68	0.03	0.05	0.08	—	—	—	—	$12.76	0.63%	1.30%	0.24%	87%	$151
2016	$12.32	0.04	0.57	0.61	—	(0.25)	—	(0.25)	$12.68	5.06%	1.30%	0.35%	40%	$134
2015(5)	$12.30	0.02	—(6)	0.02	—	—	—	—	$12.32	0.16%	1.31%(4)	0.45%(4)	7%	$157
2015	$14.44	0.07	(1.97)	(1.90)	(0.14)	(0.10)	—	(0.24)	$12.30	(13.28)%	1.30%	0.55%	67%	$179
R5 Class
2020(3)	$13.24	0.09	(0.59)	(0.50)	—	—	—	—	$12.74	(3.78)%	0.61%(4)	1.43%(4)	28%	$4,699
2019	$12.46	0.23	0.75	0.98	(0.20)	—	—	(0.20)	$13.24	7.97%	0.61%	1.77%	46%	$5,870
2018	$13.00	0.26	(0.75)	(0.49)	—	(0.05)	—	(0.05)	$12.46	(3.82)%	0.61%	1.96%	40%	$5,608
2017	$12.83	0.11	0.06	0.17	—	—	—	—	$13.00	1.33%	0.60%	0.94%	87%	$6,005
2016	$12.41	0.13	0.57	0.70	—	(0.25)	(0.03)	(0.28)	$12.83	5.78%	0.60%	1.05%	40%	$373,045
2015(5)	$12.36	0.05	—(6)	0.05	—	—	—	—	$12.41	0.40%	0.61%(4)	1.15%(4)	7%	$332,434
2015	$14.51	0.16	(1.97)	(1.81)	(0.24)	(0.10)	—	(0.34)	$12.36	(12.67)%	0.60%	1.25%	67%	$339,993

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2020(3)	$13.25	0.10	(0.60)	(0.50)	—	—	—	—	$12.75	(3.77)%	0.56%(4)	1.48%(4)	28%	$270
2019	$12.47	0.26	0.73	0.99	(0.21)	—	—	(0.21)	$13.25	8.02%	0.56%	1.82%	46%	$310
2018	$13.00	0.27	(0.75)	(0.48)	—	(0.05)	—	(0.05)	$12.47	(3.74)%	0.56%	2.01%	40%	$2,691
2017	$12.83	0.12	0.05	0.17	—	—	—	—	$13.00	1.33%	0.55%	0.99%	87%	$3,800
2016	$12.41	0.14	0.57	0.71	—	(0.25)	(0.04)	(0.29)	$12.83	5.83%	0.55%	1.10%	40%	$48,582
2015(5)	$12.35	0.05	0.01	0.06	—	—	—	—	$12.41	0.49%	0.56%(4)	1.20%(4)	7%	$31,370
2015	$14.50	0.16	(1.97)	(1.81)	(0.24)	(0.10)	—	(0.34)	$12.35	(12.63)%	0.55%	1.30%	67%	$30,516
G Class
2020(3)	$13.35	0.13	(0.60)	(0.47)	—	—	—	—	$12.88	(3.52)%	0.01%(4)(9)	2.03%(4)(9)	28%	$164,652
2019	$12.56	0.31	0.75	1.06	(0.27)	—	—	(0.27)	$13.35	8.62%	0.02%(10)	2.36%(10)	46%	$186,644
2018	$13.02	0.33	(0.74)	(0.41)	—	(0.05)	—	(0.05)	$12.56	(3.19)%	0.02%(11)	2.55%(11)	40%	$207,787
2017(12)	$13.12	0.06	(0.16)	(0.10)	—	—	—	—	$13.02	(0.76)%	0.01%(4)(13)	1.66%(4)(13)	87%(8)	$454,794

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)
July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period. For the years before October 31, 2015, the fund's fiscal year end was June 30.

(6)	Per-share amount was less than $0.005.

(7)	April 10, 2017 (commencement of sale) through October 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(9)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.56% and 1.48%, respectively.

(10)	The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 0.56% and 1.82%, respectively.

(11)	The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 0.56% and 2.01%, respectively.

(12)	July 28, 2017 (commencement of sale) through October 31, 2017.

(13)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.55% and 1.12%, respectively.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

38

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92371 2006

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 25, 2020

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 25, 2020